DBX ETF Trust | 1
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CORPORATE BONDS — 98.3%
Basic Materials — 6.3%
Chemicals — 3.4%
Ashland, Inc.
144A,3.375%, 9/1/31
443,000 400,484
6.875%, 5/15/43
267,000 277,045
Axalta Coating Systems Dutch
Holding B BV,144A,7.25%,
2/15/31
492,000 520,011
Axalta Coating Systems
LLC,144A,3.375%, 2/15/29
679,000 655,808
Axalta Coating Systems LLC /
Axalta Coating Systems Dutch
Holding B BV,144A,4.75%,
6/15/27
492,000 491,975
Celanese US Holdings LLC
6.665%, 7/15/27
1,427,000 1,468,586
6.85%, 11/15/28
1,014,000 1,048,180
6.83%, 7/15/29
738,000 762,973
6.50%, 4/15/30 (a)
729,000 727,846
7.05%, 11/15/30
1,034,000 1,071,833
6.879%, 7/15/32
984,000 1,003,890
6.75%, 4/15/33 (a)
1,083,000 1,077,790
7.20%, 11/15/33
1,034,000 1,079,860
Cerdia Finanz
GMBH,144A,9.375%, 10/3/31
886,000 914,556
Chemours Co.
5.375%, 5/15/27
467,000 466,951
144A,5.75%, 11/15/28
800,000 776,439
144A,4.625%, 11/15/29
631,000 563,669
Chemours (The)
Co.,144A,8.00%, 1/15/33 (a)
601,000 584,707
CVR Partners LP / CVR Nitrogen
Finance Corp.,144A,6.125%,
6/15/28
521,000 519,595
Element Solutions,
Inc.,144A,3.875%, 9/1/28
787,000 769,545
FMC Corp.
3.45%, 10/1/29
500,000 455,214
5.65%, 5/18/33
500,000 457,608
4.50%, 10/1/49
500,000 332,285
6.375%, 5/18/53
500,000 403,866
8.45%, 11/1/55 (a)
768,000 597,698
HB Fuller Co.
4.00%, 2/15/27
295,000 292,813
4.25%, 10/15/28
320,000 311,136
Herens Holdco
SARL,144A,4.75%, 5/15/28
370,000 321,893
Huntsman International LLC
4.50%, 5/1/29
758,000 725,201
2.95%, 6/15/31
414,000 344,944
5.70%, 10/15/34
345,000 309,767
Principal
Amount $ Value $
INEOS Finance PLC
144A,6.75%, 5/15/28 (a)
418,000 391,897
144A,7.50%, 4/15/29 (a)
734,000 658,775
Ingevity Corp.,144A,3.875%,
11/1/28
541,000 524,377
Inversion Escrow Issuer
LLC,144A,6.75%, 8/1/32
1,130,000 1,103,804
Methanex Corp.
5.125%, 10/15/27
689,000 690,940
5.25%, 12/15/29
749,000 749,736
5.65%, 12/1/44
305,000 267,523
Methanex US Operations,
Inc.,144A,6.25%, 3/15/32 (a)
591,000 606,815
Minerals Technologies,
Inc.,144A,5.00%, 7/1/28
384,000 381,120
NOVA Chemicals Corp.
144A,5.25%, 6/1/27
1,044,000 1,047,826
144A,8.50%, 11/15/28
394,000 412,713
144A,4.25%, 5/15/29
566,000 548,222
144A,9.00%, 2/15/30
640,000 684,761
144A,7.00%, 12/1/31
464,000 492,819
Nufarm Australia Ltd. / Nufarm
Americas, Inc.,144A,5.00%,
1/27/30
345,000 311,289
Olin Corp.
5.625%, 8/1/29 (a)
679,000 680,975
5.00%, 2/1/30
520,000 511,050
144A,6.625%, 4/1/33
641,000 636,719
Olympus Water US Holding
Corp.
144A,4.25%, 10/1/28
882,000 845,709
144A,7.25%, 6/15/31
787,000 787,778
144A,7.25%, 2/15/33
1,550,000 1,538,617
Rain Carbon, Inc.,144A,12.25%,
9/1/29 (a)
443,000 457,126
SCIH Salt Holdings,
Inc.,144A,4.875%, 5/1/28
1,083,000 1,078,117
SK Invictus Intermediate II
SARL,144A,5.00%, 10/30/29
664,000 653,507
SNF Group SACA
144A,3.125%, 3/15/27
355,000 348,966
144A,3.375%, 3/15/30
405,000 377,205
Solstice Advanced Materials,
Inc.,144A,5.625%, 9/30/33
1,000,000 1,005,472
Tronox, Inc.,144A,9.125%,
9/30/30 (a)
400,000 377,139
WR Grace Holdings LLC
144A,4.875%, 6/15/27
573,000 567,755
144A,7.375%, 3/1/31
266,000 270,307
144A,6.625%, 8/15/32
750,000 744,482
(Cost $39,293,052)
39,487,709
Forest Products & Paper
— 0.1%
Ahlstrom Holding 3
Oy,144A,4.875%, 2/4/28
300,000 291,659

2 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Glatfelter Corp.,144A,4.75%,
11/15/29 (a)
542,000 490,245
Magnera Corp.,144A,7.25%,
11/15/31
797,000 760,657
(Cost $1,553,371)
1,542,561
Iron/Steel — 1.3%
Big River Steel LLC / BRS
Finance Corp.,144A,6.625%,
1/31/29
709,000 710,541
Carpenter Technology
Corp.,144A,5.625%, 3/1/34
700,000 711,446
Champion Iron Canada,
Inc.,144A,7.875%, 7/15/32
492,000 518,140
Cleveland-Cliffs, Inc.
144A,4.625%, 3/1/29 (a)
303,000 296,011
144A,6.875%, 11/1/29
911,000 937,285
144A,6.75%, 4/15/30
847,000 865,277
144A,4.875%, 3/1/31
320,000 303,630
144A,7.50%, 9/15/31
837,000 875,369
144A,7.00%, 3/15/32 (a)
1,503,000 1,540,644
144A,7.375%, 5/1/33
906,000 934,440
144A,7.625%, 1/15/34
1,070,000 1,110,259
Commercial Metals Co.
4.125%, 1/15/30
304,000 294,023
3.875%, 2/15/31
315,000 297,981
4.375%, 3/15/32
295,000 282,701
144A,5.75%, 11/15/33
1,000,000 1,022,629
144A,6.00%, 12/15/35
1,000,000 1,018,673
Mineral Resources Ltd.
144A,8.00%, 11/1/27
715,000 730,941
144A,9.25%, 10/1/28
1,108,000 1,163,395
144A,8.50%, 5/1/30 (a)
604,000 627,726
144A,7.00%, 4/1/31
720,000 748,350
United States Steel Corp.
6.875%, 3/1/29 (a)
468,000 471,905
6.65%, 6/1/37
250,000 265,293
(Cost $15,418,988)
15,726,659
Mining — 1.5%
Alcoa Nederland Holding BV
144A,4.125%, 3/31/29 (a)
582,000 569,917
144A,7.125%, 3/15/31
738,000 781,996
Alumina Pty Ltd.
144A,6.125%, 3/15/30
492,000 505,901
144A,6.375%, 9/15/32
492,000 512,195
Arsenal AIC Parent LLC
144A,8.00%, 10/1/30
689,000 731,812
144A,11.50%, 10/1/31
502,000 553,813
Century Aluminum
Co.,144A,6.875%, 8/1/32
394,000 400,358
Coeur Mining, Inc.,144A,5.125%,
2/15/29
329,000 327,369
Compass Minerals International,
Inc.,144A,8.00%, 7/1/30
660,000 687,096
Principal
Amount $ Value $
Constellium SE
144A,5.625%, 6/15/28
320,000 320,492
144A,3.75%, 4/15/29
532,000 512,354
144A,6.375%, 8/15/32
325,000 334,968
Eldorado Gold
Corp.,144A,6.25%, 9/1/29
492,000 494,460
Fortescue Treasury Pty Ltd.
144A,4.50%, 9/15/27
641,000 639,004
144A,5.875%, 4/15/30
518,000 535,058
144A,4.375%, 4/1/31
969,000 934,688
144A,6.125%, 4/15/32
787,000 821,452
Hecla Mining Co.,7.25%, 2/15/28
199,000 199,979
Hudbay Minerals,
Inc.,144A,6.125%, 4/1/29
564,000 571,325
IAMGOLD Corp.,144A,5.75%,
10/15/28
460,000 461,048
Jw Aluminum Continuous Cast
Co.,144A,10.25%, 4/1/30
345,000 353,944
Kaiser Aluminum Corp.
144A,4.50%, 6/1/31
541,000 518,505
144A,5.875%, 3/1/34
500,000 498,348
New Gold, Inc.,144A,6.875%,
4/1/32
394,000 419,030
Novelis Corp.
144A,4.75%, 1/30/30
1,635,000 1,573,038
144A,6.875%, 1/30/30
738,000 764,730
144A,3.875%, 8/15/31
788,000 718,894
144A,6.375%, 8/15/33
750,000 756,817
Perenti Finance Pty
Ltd.,144A,7.50%, 4/26/29
345,000 359,335
Taseko Mines Ltd.,144A,8.25%,
5/1/30
492,000 521,745
(Cost $16,933,309)
17,379,671
Communications — 15.3%
Advertising — 1.1%
Advantage Sales & Marketing,
Inc.,144A,6.50%, 11/15/28 (a)
600,000 508,500
Clear Channel Outdoor
Holdings, Inc.
144A,7.875%, 4/1/30
841,000 886,080
144A,7.125%, 2/15/31
1,132,000 1,178,194
144A,7.50%, 3/15/33
926,000 973,287
Dotdash Meredith,
Inc.,144A,7.625%, 6/15/32
414,000 374,952
Lamar Media Corp.
3.75%, 2/15/28
616,000 603,808
4.875%, 1/15/29
393,000 392,201
4.00%, 2/15/30
541,000 523,408
3.625%, 1/15/31 (a)
551,000 519,903
144A,5.375%, 11/1/33
373,000 373,407
Neptune Bidco US, Inc.
144A,9.29%, 4/15/29
2,690,000 2,677,741
144A,10.375%, 5/15/31
1,200,000 1,213,244

DBX ETF Trust | 3
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Outfront Media Capital LLC /
Outfront Media Capital Corp.
144A,5.00%, 8/15/27
669,000 668,008
144A,4.25%, 1/15/29
512,000 497,451
144A,4.625%, 3/15/30 (a)
472,000 459,200
144A,7.375%, 2/15/31
443,000 469,472
Stagwell Global
LLC,144A,5.625%, 8/15/29
1,103,000 1,071,835
(Cost $13,012,197)
13,390,691
Internet — 2.2%
ANGI Group LLC,144A,3.875%,
8/15/28
492,000 444,241
Arches Buyer, Inc.,144A,4.25%,
6/1/28
935,000 921,418
Cablevision Lightpath
LLC,144A,3.875%, 9/15/27
543,000 534,658
Cars.com, Inc.,144A,6.375%,
11/1/28
394,000 395,002
Cogent Communications Group
LLC / Cogent Finance, Inc.
144A,7.00%, 6/15/27
493,000 488,250
144A,7.00%, 6/15/27
295,000 292,180
144A,6.50%, 7/1/32 (a)
591,000 538,599
Gen Digital, Inc.
144A,6.75%, 9/30/27
1,046,000 1,066,596
144A,7.125%, 9/30/30
591,000 611,190
144A,6.25%, 4/1/33
935,000 962,143
Getty Images, Inc.
144A,11.25%, 2/21/30
551,000 528,984
144A,10.50%, 11/15/30
630,000 643,695
Go Daddy Operating Co. LLC /
GD Finance Co., Inc.
144A,5.25%, 12/1/27
591,000 590,975
144A,3.50%, 3/1/29
877,000 839,294
ION Platform Finance US, Inc. /
ION Platform Finance SARL
144A,4.625%, 5/1/28
345,000 316,961
144A,5.00%, 5/1/28
350,000 326,116
144A,5.75%, 5/15/28
443,000 416,038
144A,8.75%, 5/1/29
759,000 751,508
144A,9.50%, 5/30/29
763,000 775,394
144A,9.00%, 8/1/29
500,000 499,397
Match Group Holdings II LLC
144A,5.00%, 12/15/27
443,000 442,338
144A,4.625%, 6/1/28
542,000 536,687
144A,5.625%, 2/15/29
345,000 346,289
144A,4.125%, 8/1/30
492,000 465,942
144A,3.625%, 10/1/31
492,000 450,254
144A,6.125%, 9/15/33
750,000 760,531
Rakuten Group, Inc.
144A,6.25%, Perpetual
1,004,000 948,378
144A,11.25%, 2/15/27
1,824,000 1,953,939
144A,9.75%, 4/15/29
2,000,000 2,222,383
Principal
Amount $ Value $
144A,8.125%,
Perpetual6/15/74 (a)
531,000 545,598
Snap, Inc.
144A,6.875%, 3/1/33
1,460,000 1,503,997
144A,6.875%, 3/15/34
575,000 587,766
Wayfair LLC
144A,7.25%, 10/31/29
797,000 829,077
144A,7.75%, 9/15/30
689,000 734,320
144A,6.75%, 11/15/32
700,000 714,247
Ziff Davis, Inc.,144A,4.625%,
10/15/30
463,000 439,111
ZipRecruiter, Inc.,144A,5.00%,
1/15/30
571,000 463,074
(Cost $25,311,052)
25,886,570
Media — 6.3%
AMC Networks, Inc.
144A,10.25%, 1/15/29
881,000 924,251
144A,10.50%, 7/15/32 (a)
394,000 422,076
Block Communications,
Inc.,144A,4.875%, 3/1/28
295,000 276,119
Cable One, Inc.,144A,4.00%,
11/15/30 (a)
623,000 495,564
CCO Holdings LLC / CCO
Holdings Capital Corp.
144A,5.125%, 5/1/27
3,093,000 3,088,638
144A,5.00%, 2/1/28
2,363,000 2,343,267
144A,5.375%, 6/1/29
1,338,000 1,324,965
144A,6.375%, 9/1/29
1,418,000 1,438,470
144A,4.75%, 3/1/30
2,802,000 2,668,841
144A,4.50%, 8/15/30
2,529,000 2,366,366
144A,4.25%, 2/1/31
2,805,000 2,584,054
144A,7.375%, 3/1/31 (a)
952,000 971,373
144A,4.75%, 2/1/32
1,149,000 1,055,742
4.50%, 5/1/32
2,674,000 2,408,922
144A,4.50%, 6/1/33
1,604,000 1,409,124
144A,4.25%, 1/15/34 (a)
1,841,000 1,559,931
Directv Financing LLC
144A,8.875%, 2/1/30
1,640,000 1,622,203
144A,8.875%, 2/1/30
778,000 772,403
Directv Financing LLC / Directv
Financing Co.-Obligor, Inc.
144A,5.875%, 8/15/27
1,663,000 1,663,491
144A,10.00%, 2/15/31
2,062,000 2,048,244
Discovery Communications LLC
3.95%, 3/20/28
1,278,000 1,251,820
4.125%, 5/15/29
622,000 604,988
3.625%, 5/15/30
903,000 837,532
5.00%, 9/20/37
478,000 406,587
6.35%, 6/1/40
437,000 393,977
DISH Network
Corp.,144A,11.75%, 11/15/27
3,445,000 3,597,303
Gray Media, Inc.
144A,10.50%, 7/15/29
1,230,000 1,325,581

4 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,7.25%, 8/15/33
803,000 804,389
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28
875,000 875,718
144A,7.375%, 9/1/31
589,000 610,748
Midcontinent
Communications,144A,8.00%,
8/15/32
640,000 645,505
Nexstar Media, Inc.
144A,5.625%, 7/15/27
1,897,000 1,898,478
144A,4.75%, 11/1/28 (a)
984,000 975,831
Paramount Global
6.25%, 2/28/57
660,000 642,428
6.375%, 3/30/62
1,024,000 1,003,383
Scripps Escrow II,
Inc.,144A,3.875%, 1/15/29 (a)
545,000 507,184
Sinclair Television Group,
Inc.,144A,8.125%, 2/15/33
1,458,000 1,518,901
Sirius XM Radio, Inc.
144A,5.00%, 8/1/27
1,477,000 1,477,331
144A,4.00%, 7/15/28
2,059,000 2,007,181
144A,5.50%, 7/1/29
1,270,000 1,276,534
144A,4.125%, 7/1/30
1,524,000 1,443,022
144A,3.875%, 9/1/31
1,457,000 1,328,495
Sunrise FinCo I BV,144A,4.875%,
7/15/31 (a)
1,231,000 1,176,171
TEGNA, Inc.
4.625%, 3/15/28
1,004,000 991,872
5.00%, 9/15/29
1,133,000 1,122,531
Univision Communications, Inc.
144A,8.00%, 8/15/28
1,408,000 1,453,032
144A,4.50%, 5/1/29
1,034,000 985,894
144A,7.375%, 6/30/30
885,000 897,775
144A,8.50%, 7/31/31
1,315,000 1,360,361
144A,9.375%, 8/1/32
1,517,000 1,610,390
Versant Media Group,
Inc.,144A,7.25%, 1/30/31
1,000,000 1,027,391
Virgin Media Finance
PLC,144A,5.00%, 7/15/30
861,000 762,005
Virgin Media Secured Finance
PLC
144A,5.50%, 5/15/29
1,473,000 1,446,265
144A,4.50%, 8/15/30
971,000 905,346
Virgin Media Vendor Financing
Notes IV DAC,144A,5.00%,
7/15/28
532,000 520,440
VZ Secured Financing BV
144A,5.00%, 1/15/32
1,585,000 1,440,120
144A,7.50%, 1/15/33
550,000 560,804
Ziggo Bond Co. BV,144A,5.125%,
2/28/30
522,000 468,540
Ziggo BV,144A,4.875%, 1/15/30
995,000 942,692
(Cost $72,552,095)
74,548,589
Principal
Amount $ Value $
Telecommunications — 5.7%
Africell Holding
Ltd.,144A,10.50%, 10/23/29
285,000 282,189
Bell Telephone Co. of Canada Or
Bell Canada
6.875%, 9/15/55
984,000 1,021,343
7.00%, 9/15/55
1,280,000 1,346,683
British Telecommunications PLC
144A,4.25%, 11/23/81
492,000 486,751
144A,4.875%, 11/23/81
491,000 471,701
Ciena Corp.,144A,4.00%,
1/31/30
394,000 379,905
Cipher Compute
LLC,144A,7.125%, 11/15/30
1,740,000 1,767,735
CommScope LLC
144A,4.75%, 9/1/29 (a)
976,000 974,312
144A,9.50%, 12/15/31
994,000 1,008,373
Connect Finco SARL / Connect
US Finco LLC,144A,9.00%,
9/15/29
1,984,000 2,107,010
Connect Holding II
LLC,144A,10.50%, 4/3/31
2,250,000 2,132,744
EchoStar Corp.
10.75%, 11/30/29
5,569,000 6,139,823
6.75% Cash or PIK, 11/30/30
2,334,968 2,424,958
Fibercop SpA
144A,6.375%, 11/15/33
492,000 481,812
144A,6.00%, 9/30/34
512,000 480,489
144A,7.20%, 7/18/36
492,000 490,591
144A,7.721%, 6/4/38
487,000 483,482
Frontier Communications
Holdings LLC
144A,5.875%, 10/15/27
1,252,000 1,253,691
144A,5.00%, 5/1/28
1,566,000 1,571,519
144A,6.75%, 5/1/29
974,000 983,136
5.875%, 11/1/29 (a)
738,000 748,871
144A,6.00%, 1/15/30
1,044,000 1,059,946
144A,8.75%, 5/15/30
1,181,000 1,234,673
144A,8.625%, 3/15/31
768,000 811,162
Frontier Florida LLC, Series E,
6.86%, 2/1/28
295,000 305,694
GCI LLC,144A,4.75%, 10/15/28
601,000 582,394
Iliad Holding SAS
144A,7.00%, 10/15/28
841,000 852,975
144A,8.50%, 4/15/31
925,000 993,555
144A,7.00%, 4/15/32
869,000 895,795
Level 3 Financing, Inc.
144A,6.875%, 6/30/33
2,028,000 2,065,289
144A,7.00%, 3/31/34
2,440,000 2,499,146
Lumen Technologies, Inc.
144A,4.125%, 4/15/29
375,000 370,781
144A,4.125%, 4/15/30
327,000 324,204
144A,10.00%, 10/15/32
385,000 387,830

DBX ETF Trust | 5
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Millicom International Cellular
SA
144A,5.125%, 1/15/28
412,200 409,941
144A,6.25%, 3/25/29
655,200 657,171
144A,4.50%, 4/27/31 (a)
763,000 708,149
144A,7.375%, 4/2/32
472,000 492,625
Rogers Communications, Inc.
7.00%, 4/15/55
1,083,000 1,125,675
7.125%, 4/15/55
1,024,000 1,083,960
144A,5.25%, 3/15/82
728,000 723,969
Telecom Italia Capital SA
6.375%, 11/15/33
521,000 548,395
6.00%, 9/30/34 (a)
492,000 505,342
7.20%, 7/18/36
522,000 567,636
7.721%, 6/4/38
492,000 544,569
TELUS Corp.
6.625%, 10/15/55
689,000 706,114
7.00%, 10/15/55
797,000 831,972
Viasat, Inc.,144A,5.625%,
4/15/27
591,000 591,600
Viavi Solutions, Inc.,144A,3.75%,
10/1/29
385,000 366,479
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31
1,329,000 1,214,475
144A,4.75%, 7/15/31
1,438,000 1,326,924
144A,7.75%, 4/15/32
965,000 1,006,515
144A,6.75%, 1/15/33
850,000 846,485
Vodafone Group PLC
7.00%, 4/4/79
2,009,000 2,105,518
4.125%, 6/4/81
974,000 915,966
5.125%, 6/4/81
975,000 773,765
Windstream Services
LLC,144A,7.50%, 10/15/33
1,400,000 1,424,753
Windstream Services LLC /
Windstream Escrow Finance
Corp.,144A,8.25%, 10/1/31
2,216,000 2,300,738
WULF Compute LLC,144A,7.75%,
10/15/30
3,250,000 3,360,242
Zayo Group Holdings,
Inc.,144A,9.250% Cash or
5.75% and up to 0.50% PIK,
3/9/30
1,150,000 1,059,610
Zegona Finance
PLC,144A,8.625%, 7/15/29
886,000 938,615
(Cost $64,649,533)
66,557,765
Consumer, Cyclical — 21.8%
Airlines — 0.8%
Allegiant Travel Co.,144A,7.25%,
8/15/27 (a)
417,000 422,256
American Airlines, Inc.
144A,7.25%, 2/15/28
738,000 755,502
144A,8.50%, 5/15/29
984,000 1,027,930
Principal
Amount $ Value $
American Airlines, Inc. /
AAdvantage Loyalty IP
Ltd.,144A,5.75%, 4/20/29
3,058,000 3,093,993
JetBlue Airways Corp. / JetBlue
Loyalty LP,144A,9.875%,
9/20/31
1,989,000 1,964,634
OneSky Flight LLC,144A,8.875%,
12/15/29 (a)
541,000 572,536
VistaJet Malta Finance PLC /
Vista Management Holding,
Inc.
144A,7.875%, 5/1/27
492,000 495,071
144A,9.50%, 6/1/28 (a)
592,000 613,107
144A,6.375%, 2/1/30 (a)
984,000 947,526
(Cost $9,597,839)
9,892,555
Apparel — 0.8%
Beach Acquisition Bidco
LLC,144A,10.00% Cash or
10.75% PIK, 7/15/33
2,256,000 2,441,324
Champ Acquisition
Corp.,144A,8.375%, 12/1/31
492,000 523,302
Crocs, Inc.
144A,4.25%, 3/15/29
345,000 333,269
144A,4.125%, 8/15/31
345,000 318,053
Hanesbrands, Inc.,144A,9.00%,
2/15/31 (a)
591,000 622,582
Kontoor Brands,
Inc.,144A,4.125%, 11/15/29
394,000 374,429
Levi Strauss & Co.,144A,3.50%,
3/1/31
492,000 458,556
S&s Holdings LLC,144A,8.375%,
10/1/31
619,000 582,305
Under Armour, Inc.,144A,7.25%,
7/15/30
394,000 392,355
VF Corp.
2.80%, 4/23/27
492,000 479,696
2.95%, 4/23/30 (a)
828,000 743,169
6.00%, 10/15/33
272,000 264,346
6.45%, 11/1/37
282,000 268,174
William Carter (The)
Co.,144A,7.375%, 2/15/31
570,000 581,373
Wolverine World Wide,
Inc.,144A,4.00%, 8/15/29
550,000 504,185
(Cost $8,762,884)
8,887,118
Auto Manufacturers — 1.5%
Allison Transmission, Inc.
144A,4.75%, 10/1/27
394,000 393,310
144A,5.875%, 6/1/29
522,000 529,746
144A,3.75%, 1/30/31
984,000 917,666
144A,5.875%, 12/1/33
500,000 504,555
Jaguar Land Rover Automotive
PLC
144A,4.50%, 10/1/27 (a)
492,000 484,948
144A,5.875%, 1/15/28
514,000 513,953
144A,5.50%, 7/15/29 (a)
428,000 428,618

6 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
JB Poindexter & Co.,
Inc.,144A,8.75%, 12/15/31 (a)
851,000 887,360
New Flyer Holdings,
Inc.,144A,9.25%, 7/1/30
591,000 632,972
Nissan Motor Acceptance Co.
LLC
144A,5.30%, 9/13/27 (a)
394,000 392,555
144A,2.75%, 3/9/28
591,000 555,477
144A,2.45%, 9/15/28
365,000 335,411
144A,7.05%, 9/15/28
689,000 710,807
144A,5.625%, 9/29/28
750,000 748,096
144A,5.55%, 9/13/29
275,000 272,666
144A,6.125%, 9/30/30
1,300,000 1,288,367
Nissan Motor Co. Ltd.
144A,4.345%, 9/17/27 (a)
2,541,000 2,489,562
144A,7.50%, 7/17/30
1,044,000 1,089,719
144A,4.81%, 9/17/30
2,461,000 2,308,756
144A,7.75%, 7/17/32
768,000 807,354
144A,8.125%, 7/17/35
1,230,000 1,300,103
Wabash National
Corp.,144A,4.50%, 10/15/28
394,000 360,645
(Cost $17,919,903)
17,952,646
Auto Parts & Equipment
— 2.3%
Adient Global Holdings Ltd.
144A,7.00%, 4/15/28
537,000 550,985
144A,8.25%, 4/15/31 (a)
492,000 517,106
144A,7.50%, 2/15/33
773,000 800,274
American Axle & Manufacturing,
Inc.
6.875%, 7/1/28 (a)
325,000 326,373
5.00%, 10/1/29 (a)
591,000 566,425
144A,6.375%, 10/15/32
870,000 875,337
144A,7.75%, 10/15/33
1,239,000 1,251,319
Aptiv Swiss Holdings
Ltd.,6.875%, 12/15/54
492,000 505,184
Clarios Global LP / Clarios US
Finance Co.
144A,6.75%, 5/15/28
996,000 1,021,704
144A,6.75%, 2/15/30
984,000 1,022,848
144A,6.75%, 9/15/32
1,142,000 1,174,633
Cooper-Standard Automotive,
Inc.,144A,9.00% Cash or
4.50% PIK, 3/31/27
500,000 524,140
Dana, Inc.
5.375%, 11/15/27
346,000 346,686
5.625%, 6/15/28
434,000 434,200
4.25%, 9/1/30
414,000 407,792
4.50%, 2/15/32
345,000 338,393
Forvia SE
144A,8.00%, 6/15/30 (a)
492,000 524,144
144A,6.75%, 9/15/33
550,000 559,912
Principal
Amount $ Value $
Garrett Motion Holdings, Inc. /
Garrett LX I SARL,144A,7.75%,
5/31/32
877,000 926,639
Goodyear Tire & Rubber Co.
4.875%, 3/15/27
610,000 608,340
5.00%, 7/15/29
851,000 826,777
6.625%, 7/15/30 (a)
492,000 499,965
5.25%, 4/30/31 (a)
611,000 583,209
5.25%, 7/15/31
620,000 585,772
5.625%, 4/30/33 (a)
454,000 427,620
IHO Verwaltungs GmbH
144A,6.3750% Cash or 7.125%
PIK, 5/15/29
393,000 392,827
144A,7.750% Cash or 8.5%
PIK, 11/15/30 (a)
612,000 637,706
144A,8.000% Cash or 8.750%
PIK, 11/15/32
442,000 460,461
Phinia, Inc.
144A,6.75%, 4/15/29
517,000 533,542
144A,6.625%, 10/15/32
443,000 458,622
Qnity Electronics, Inc.
144A,5.75%, 8/15/32
1,000,000 1,026,321
144A,6.25%, 8/15/33
750,000 777,249
Tenneco, Inc.,144A,8.00%,
11/17/28
1,870,000 1,869,460
Titan International, Inc.,7.00%,
4/30/28
393,000 394,732
ZF North America Capital, Inc.
144A,6.875%, 4/14/28
592,000 604,209
144A,7.125%, 4/14/30
611,000 604,926
144A,6.75%, 4/23/30
827,000 803,389
144A,7.50%, 3/24/31
1,500,000 1,484,163
144A,6.875%, 4/23/32
709,000 673,592
(Cost $26,425,334)
26,926,976
Distribution/Wholesale — 0.5%
American Builders & Contractors
Supply Co., Inc.
144A,4.00%, 1/15/28
689,000 681,571
144A,3.875%, 11/15/29 (a)
394,000 377,133
Gates Corp.,144A,6.875%, 7/1/29
492,000 512,722
RB Global Holdings, Inc.
144A,6.75%, 3/15/28
541,000 553,884
144A,7.75%, 3/15/31
787,000 824,849
Resideo Funding, Inc.
144A,4.00%, 9/1/29
295,000 281,356
144A,6.50%, 7/15/32
661,000 676,703
Velocity Vehicle Group
LLC,144A,8.00%, 6/1/29
522,000 514,839
Windsor Holdings III
LLC,144A,8.50%, 6/15/30
787,000 828,137
(Cost $5,180,999)
5,251,194

DBX ETF Trust | 7
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Entertainment — 4.0%
Banijay Entertainment
SAS,144A,8.125%, 5/1/29
394,000 410,206
Boyne USA, Inc.,144A,4.75%,
5/15/29
619,000 609,150
Brightstar Lottery PLC
144A,6.25%, 1/15/27
738,000 744,639
144A,5.25%, 1/15/29
778,000 776,672
Caesars Entertainment, Inc.
144A,4.625%, 10/15/29
1,221,000 1,155,566
144A,7.00%, 2/15/30
1,969,000 2,038,315
144A,6.50%, 2/15/32
1,532,000 1,558,277
144A,6.00%, 10/15/32 (a)
1,133,000 1,080,917
Churchill Downs, Inc.
144A,5.50%, 4/1/27
581,000 582,068
144A,4.75%, 1/15/28
689,000 685,919
144A,5.75%, 4/1/30
1,201,000 1,210,301
144A,6.75%, 5/1/31
611,000 630,189
Cinemark USA, Inc.
144A,5.25%, 7/15/28
763,000 761,012
144A,7.00%, 8/1/32
502,000 523,236
Great Canadian Gaming Corp./
Raptor LLC,144A,8.75%,
11/15/29
532,000 536,438
Jacobs Entertainment,
Inc.,144A,6.75%, 2/15/29
502,000 483,175
Light & Wonder International,
Inc.
144A,7.25%, 11/15/29
512,000 525,848
144A,7.50%, 9/1/31
471,000 493,520
144A,6.25%, 10/1/33
1,050,000 1,056,452
Live Nation Entertainment, Inc.
144A,6.50%, 5/15/27
1,231,000 1,243,279
144A,4.75%, 10/15/27
960,000 958,367
144A,3.75%, 1/15/28
492,000 483,329
Merlin Entertainments Group US
Holdings, Inc.,144A,7.375%,
2/15/31
522,000 439,655
Midwest Gaming Borrower LLC
/ Midwest Gaming Finance
Corp.,144A,4.875%, 5/1/29
753,000 735,417
Mohegan Tribal Gaming
Authority / MS Digital
Entertainment Holdings LLC
144A,8.25%, 4/15/30
738,000 767,493
144A,11.875%, 4/15/31
699,000 731,000
Motion Finco Sarl,144A,8.375%,
2/15/32
404,000 347,572
Muvico LLC,144A,9.00% Cash or
6.00% PIK, 2/19/29
850,000 924,657
Odeon Finco PLC,144A,12.75%,
11/1/27
419,000 433,242
Ontario Gaming GTA LP/OTG
Co-Issuer, Inc.,144A,8.00%,
8/1/30
394,000 386,413
Principal
Amount $ Value $
Penn Entertainment, Inc.
144A,5.625%, 1/15/27
405,000 405,906
144A,4.125%, 7/1/29 (a)
394,000 364,426
Resorts World Las Vegas LLC /
RWLV Capital, Inc.
144A,4.625%, 4/16/29
960,000 845,497
144A,8.45%, 7/27/30
390,000 385,110
144A,4.625%, 4/6/31
390,000 322,812
Rivers Enterprise Borrower LLC
/ Rivers Enterprise Finance
Corp.,144A,6.625%, 2/1/33
581,000 588,691
Rivers Enterprise Lender LLC
/ Rivers Enterprise Lender
Corp.,144A,6.25%, 10/15/30
600,000 609,128
Scientific Games Holdings LP/
Scientific Games US FinCo,
Inc.,144A,6.625%, 3/1/30
782,000 690,510
SeaWorld Parks &
Entertainment,
Inc.,144A,5.25%, 8/15/29
714,000 690,686
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27
572,000 564,674
144A,7.25%, 5/15/31 (a)
827,000 788,573
Six Flags Entertainment Corp. /
Canada's Wonderland Co. /
Magnum Management Corp.
5.375%, 4/15/27
432,000 428,476
6.50%, 10/1/28
295,000 286,193
5.25%, 7/15/29 (a)
502,000 465,694
Six Flags Entertainment Corp.
/Six Flags Theme Parks,
Inc./ Canada's Wonderland
Co.,144A,6.625%, 5/1/32
837,000 834,956
Speedway Motorsports LLC
/ Speedway Funding II,
Inc.,144A,4.875%, 11/1/27
365,000 363,330
Universal Entertainment
Corp.,144A,9.875%, 8/1/29 (a)
315,000 313,714
Vail Resorts, Inc.
144A,5.625%, 7/15/30
492,000 499,220
144A,6.50%, 5/15/32
611,000 635,137
Voyager Parent LLC,144A,9.25%,
7/1/32
1,881,000 1,993,211
Warnermedia Holdings, Inc.
3.755%, 3/15/27
1,220,000 1,207,013
4.054%, 3/15/29
1,337,000 1,296,880
4.279%, 3/15/32
2,789,000 2,548,449
4.279%, 3/15/32
230,000 200,445
5.05%, 3/15/42
4,146,000 3,316,261
5.141%, 3/15/52
979,000 732,292
Wynn Resorts Finance LLC /
Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29
778,000 781,904
144A,7.125%, 2/15/31
1,015,000 1,096,545

8 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.25%, 3/15/33
787,000 804,747
(Cost $46,253,869)
47,372,804
Food Service — 0.1%
Aramark Services,
Inc.,144A,5.00%, 2/1/28
1,132,000 1,132,676
TKC Holdings, Inc.,144A,6.875%,
5/15/28
418,000 421,113
(Cost $1,510,589)
1,553,789
Home Builders — 1.4%
Adams Homes, Inc.,144A,9.25%,
10/15/28
464,000 481,462
Ashton Woods USA LLC /
Ashton Woods Finance Co.
144A,4.625%, 8/1/29
345,000 326,887
144A,4.625%, 4/1/30
394,000 372,994
144A,6.875%, 8/1/33
443,000 445,257
Beazer Homes USA, Inc.
5.875%, 10/15/27
352,000 352,414
7.25%, 10/15/29
343,000 350,792
144A,7.50%, 3/15/31
246,000 249,710
Brookfield Residential
Properties, Inc. / Brookfield
Residential US LLC
144A,6.25%, 9/15/27
531,000 531,605
144A,5.00%, 6/15/29
375,000 360,925
144A,4.875%, 2/15/30
472,000 437,780
Century Communities, Inc.
144A,3.875%, 8/15/29
582,000 552,912
144A,6.625%, 9/15/33
450,000 456,322
Dream Finders Homes, Inc.
144A,8.25%, 8/15/28
295,000 302,269
144A,6.875%, 9/15/30
300,000 302,339
Empire Communities
Corp.,144A,9.75%, 5/1/29
468,000 470,340
Forestar Group, Inc.
144A,5.00%, 3/1/28
295,000 293,988
144A,6.50%, 3/15/33
492,000 506,402
Installed Building Products,
Inc.,144A,5.75%, 2/1/28
294,000 294,423
K Hovnanian Enterprises, Inc.
144A,8.00%, 4/1/31
450,000 463,077
144A,8.375%, 10/1/33
450,000 463,343
KB Home
6.875%, 6/15/27
305,000 311,420
4.80%, 11/15/29
295,000 294,624
7.25%, 7/15/30
375,000 387,680
4.00%, 6/15/31
404,000 383,127
LGI Homes, Inc.
144A,8.75%, 12/15/28
394,000 410,482
144A,4.00%, 7/15/29
325,000 297,014
144A,7.00%, 11/15/32
404,000 395,788
M/I Homes, Inc.
4.95%, 2/1/28
463,000 461,713
Principal
Amount $ Value $
3.95%, 2/15/30
295,000 283,124
Mattamy Group Corp.
144A,5.25%, 12/15/27
522,000 521,669
144A,4.625%, 3/1/30
591,000 573,366
New Home Co., Inc.,144A,9.25%,
10/1/29
369,000 383,116
New Home Co., (The),
Inc.,144A,8.50%, 11/1/30
295,000 303,857
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 2/15/28
442,000 436,475
4.75%, 4/1/29
308,000 302,882
STL Holding Co.
LLC,144A,8.75%, 2/15/29
281,000 296,291
Taylor Morrison Communities,
Inc.
144A,5.75%, 1/15/28
443,000 452,545
144A,5.125%, 8/1/30
512,000 514,323
144A,5.75%, 11/15/32
520,000 535,975
Thor Industries,
Inc.,144A,4.00%, 10/15/29
492,000 470,870
Tri Pointe Homes, Inc.
5.25%, 6/1/27
295,000 297,236
5.70%, 6/15/28
365,000 369,578
(Cost $16,380,654)
16,698,396
Home Furnishings — 0.5%
Somnigroup International, Inc.
144A,4.00%, 4/15/29
788,000 767,277
144A,3.875%, 10/15/31
827,000 773,751
Whirlpool Corp.
4.75%, 2/26/29 (a)
782,000 777,050
6.125%, 6/15/30
641,000 647,445
2.40%, 5/15/31
345,000 291,734
4.70%, 5/14/32
295,000 274,238
5.50%, 3/1/33
295,000 281,979
6.50%, 6/15/33
591,000 587,299
5.75%, 3/1/34
270,000 259,549
5.15%, 3/1/43
260,000 220,347
4.50%, 6/1/46
492,000 378,506
4.60%, 5/15/50 (a)
492,000 376,065
(Cost $5,512,392)
5,635,240
Housewares — 0.6%
Central Garden & Pet Co.
5.125%, 2/1/28
295,000 294,704
4.125%, 10/15/30 (a)
492,000 471,553
144A,4.125%, 4/30/31
394,000 371,951
Newell Brands, Inc.
6.375%, 9/15/27
492,000 491,918
144A,8.50%, 6/1/28
1,230,000 1,280,401
6.625%, 9/15/29
562,000 553,106
6.375%, 5/15/30 (a)
738,000 709,198
6.625%, 5/15/32 (a)
492,000 463,288

DBX ETF Trust | 9
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
7.375%, 4/1/36 (a)
413,000 383,394
7.50%, 4/1/46
676,000 556,111
Scotts Miracle-Gro Co.
5.25%, 12/15/26
196,000 195,707
4.50%, 10/15/29 (a)
405,000 396,566
4.00%, 4/1/31
538,000 502,931
4.375%, 2/1/32
394,000 368,388
(Cost $6,973,051)
7,039,216
Leisure Time — 1.9%
Acushnet Co.,144A,5.625%,
12/1/33
500,000 503,885
Amer Sports Co.,144A,6.75%,
2/16/31
787,000 820,449
Carnival Corp.
144A,5.125%, 5/1/29
1,100,000 1,109,204
144A,5.75%, 3/15/30
1,029,000 1,057,572
144A,5.875%, 6/15/31
1,024,000 1,054,363
144A,5.75%, 8/1/32 (a)
3,043,000 3,119,419
144A,6.125%, 2/15/33
2,075,000 2,137,435
Kingpin Intermediate Holdings
LLC,144A,7.25%, 10/15/32
500,000 463,570
Life Time, Inc.,144A,6.00%,
11/15/31
492,000 501,733
Lindblad Expeditions
LLC,144A,7.00%, 9/15/30
675,000 692,269
NCL Corp. Ltd.
144A,7.75%, 2/15/29
621,000 658,889
144A,6.25%, 3/1/30
280,000 283,041
144A,5.875%, 1/15/31
1,180,000 1,164,481
144A,6.75%, 2/1/32
1,822,000 1,849,148
144A,6.25%, 9/15/33
890,000 879,345
NCL Finance Ltd.,144A,6.125%,
3/15/28
517,000 528,015
Patrick Industries, Inc.
144A,4.75%, 5/1/29
351,000 347,966
144A,6.375%, 11/1/32
492,000 503,901
Sabre GLBL, Inc.,144A,8.625%,
6/1/27
327,000 330,860
Viking Cruises Ltd.
144A,7.00%, 2/15/29
503,000 505,577
144A,9.125%, 7/15/31
709,000 760,580
144A,5.875%, 10/15/33
1,700,000 1,727,560
Viking Ocean Cruises Ship VII
Ltd.,144A,5.625%, 2/15/29
345,000 345,096
VOC Escrow Ltd.,144A,5.00%,
2/15/28
664,000 663,882
(Cost $21,802,627)
22,008,240
Lodging — 1.9%
Boyd Gaming Corp.
4.75%, 12/1/27
984,000 982,094
144A,4.75%, 6/15/31
976,000 950,866
Principal
Amount $ Value $
Genting New York LLC / Genny
Capital, Inc.,144A,7.25%,
10/1/29
615,000 635,824
Hilton Domestic Operating Co.,
Inc.
144A,5.75%, 5/1/28
492,000 493,406
144A,5.875%, 4/1/29
551,000 564,313
144A,3.75%, 5/1/29
787,000 763,557
4.875%, 1/15/30
1,024,000 1,026,243
144A,4.00%, 5/1/31
1,133,000 1,082,105
144A,3.625%, 2/15/32
1,487,000 1,381,844
144A,6.125%, 4/1/32
443,000 459,409
144A,5.875%, 3/15/33
1,024,000 1,055,892
144A,5.75%, 9/15/33
1,014,000 1,039,340
Hilton Grand Vacations Borrower
Escrow LLC / Hilton Grand
Vacations Borrower Esc
144A,4.875%, 7/1/31
492,000 455,694
144A,6.625%, 1/15/32
926,000 943,129
Hilton Grand Vacations Borrower
LLC / Hilton Grand Vacations
Borrower, Inc.,144A,5.00%,
6/1/29 (a)
837,000 804,215
Hilton Worldwide Finance LLC
/ Hilton Worldwide Finance
Corp.,4.875%, 4/1/27
591,000 590,914
Marriott Ownership Resorts, Inc.
4.75%, 1/15/28
385,000 376,935
144A,4.50%, 6/15/29 (a)
472,000 448,160
144A,6.50%, 10/1/33
570,000 541,882
MGM Resorts International
5.50%, 4/15/27
689,000 693,817
4.75%, 10/15/28
738,000 734,146
6.125%, 9/15/29
837,000 855,634
6.50%, 4/15/32 (a)
803,000 824,221
Station Casinos LLC
144A,4.50%, 2/15/28
680,000 672,611
144A,4.625%, 12/1/31
492,000 465,566
144A,6.625%, 3/15/32
562,000 575,557
Travel + Leisure Co.
6.00%, 4/1/27
396,000 402,146
144A,4.50%, 12/1/29
640,000 624,409
144A,4.625%, 3/1/30
405,000 394,379
144A,6.125%, 9/1/33
480,000 487,574
Wyndham Hotels & Resorts,
Inc.,144A,4.375%, 8/15/28
502,000 494,048
Wynn Las Vegas LLC /
Wynn Las Vegas Capital
Corp.,144A,5.25%, 5/15/27
886,000 889,358
(Cost $22,198,181)
22,709,288
Office Furnishings — 0.1%
Interface, Inc.,144A,5.50%,
12/1/28
325,000 324,594

10 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Steelcase, Inc.,5.125%, 1/18/29
453,000 443,809
(Cost $751,643)
768,403
Retail — 5.4%
1011778 BC ULC / New Red
Finance, Inc.
144A,3.875%, 1/15/28
1,596,000 1,576,680
144A,4.375%, 1/15/28
738,000 731,452
144A,3.50%, 2/15/29
738,000 712,545
144A,6.125%, 6/15/29
1,231,000 1,269,177
144A,5.625%, 9/15/29
492,000 501,356
144A,4.00%, 10/15/30
2,896,000 2,759,560
Academy Ltd.,144A,6.00%,
11/15/27
435,000 435,323
Advance Auto Parts, Inc.
1.75%, 10/1/27
385,000 363,522
5.95%, 3/9/28
215,000 219,743
3.90%, 4/15/30
472,000 433,743
144A,7.00%, 8/1/30
1,015,000 1,035,955
3.50%, 3/15/32
345,000 297,733
144A,7.375%, 8/1/33 (a)
1,005,000 1,023,834
Asbury Automotive Group, Inc.
4.50%, 3/1/28
399,000 397,004
144A,4.625%, 11/15/29
787,000 771,965
4.75%, 3/1/30
448,000 439,821
144A,5.00%, 2/15/32
591,000 575,211
Bath & Body Works, Inc.
6.694%, 1/15/27
279,000 284,162
5.25%, 2/1/28
438,000 439,173
7.50%, 6/15/29 (a)
475,000 483,222
144A,6.625%, 10/1/30
831,000 844,426
6.95%, 3/1/33
280,000 276,885
6.875%, 11/1/35
818,000 818,806
6.75%, 7/1/36
606,000 599,503
BCPE Flavor Debt Merger Sub
LLC and BCPE Flavor Issuer,
Inc.,144A,9.50%, 7/1/32
500,000 487,667
Bloomin' Brands, Inc. /
OSI Restaurant Partners
LLC,144A,5.125%, 4/15/29
305,000 272,926
BlueLinx Holdings,
Inc.,144A,6.00%, 11/15/29
295,000 287,069
Brinker International,
Inc.,144A,8.25%, 7/15/30
345,000 366,028
Carvana Co.
144A,9.00%, 6/1/30
1,633,000 1,712,302
144A,9.00%, 6/1/31
2,305,500 2,592,927
Cougar JV Subsidiary
LLC,144A,8.00%, 5/15/32
664,000 709,173
EG Global Finance
PLC,144A,12.00%, 11/30/28
1,143,000 1,245,153
Ferrellgas LP / Ferrellgas
Finance Corp.
144A,5.875%, 4/1/29
830,000 792,860
144A,9.25%, 1/15/31
660,000 666,585
Principal
Amount $ Value $
Fertitta Entertainment LLC
/ Fertitta Entertainment
Finance Co.,
Inc.,144A,4.625%, 1/15/29
1,014,000 976,639
Gap, Inc.
144A,3.625%, 10/1/29
828,000 785,422
144A,3.875%, 10/1/31
738,000 684,502
Global Auto Holdings Ltd. / AAG
FH UK Ltd.
144A,8.375%, 1/15/29
567,000 544,745
144A,8.75%, 1/15/32
517,000 488,765
Global Auto Holdings Ltd./
Aag Fh UK Ltd.,144A,11.50%,
8/15/29
532,000 546,197
Group 1 Automotive, Inc.
144A,4.00%, 8/15/28
738,000 722,935
144A,6.375%, 1/15/30
492,000 505,426
Ken Garff Automotive
LLC,144A,4.875%, 9/15/28
404,000 401,836
KFC Holding Co./Pizza Hut
Holdings LLC/Taco Bell of
America LLC,144A,4.75%,
6/1/27
738,000 738,345
Kohl's Corp.
144A,10.00%, 6/1/30
354,000 387,332
5.125%, 5/1/31
485,000 416,546
5.55%, 7/17/45
430,000 307,885
LBM Acquisition
LLC,144A,9.50%, 6/15/31
950,000 979,184
LCM Investments Holdings II LLC
144A,4.875%, 5/1/29
984,000 968,795
144A,8.25%, 8/1/31
837,000 883,075
Lithia Motors, Inc.
144A,4.625%, 12/15/27
394,000 393,548
144A,3.875%, 6/1/29
827,000 796,744
144A,5.50%, 10/1/30
560,000 562,798
144A,4.375%, 1/15/31
591,000 567,217
Macy's Retail Holdings LLC
144A,6.125%, 3/15/32 (a)
418,000 419,989
144A,7.375%, 8/1/33 (a)
516,000 542,923
4.50%, 12/15/34
361,000 326,793
5.125%, 1/15/42
266,000 219,066
4.30%, 2/15/43
246,000 176,788
Michaels Cos., Inc.,144A,5.25%,
5/1/28
850,000 800,928
Murphy Oil USA, Inc.
5.625%, 5/1/27
295,000 295,039
4.75%, 9/15/29
492,000 487,972
144A,3.75%, 2/15/31
492,000 461,267
Nordstrom, Inc.
4.00%, 3/15/27
345,000 339,730
6.95%, 3/15/28
304,000 312,455
4.375%, 4/1/30
492,000 462,472
4.25%, 8/1/31 (a)
418,000 383,518

DBX ETF Trust | 11
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
5.00%, 1/15/44
970,000 729,842
Papa John's International,
Inc.,144A,3.875%, 9/15/29
394,000 378,260
Park River Holdings,
Inc.,144A,8.00%, 3/15/31
800,000 826,442
Penske Automotive Group,
Inc.,3.75%, 6/15/29
492,000 475,692
PetSmart LLC / PetSmart
Finance Corp.,144A,7.50%,
9/15/32
1,930,000 1,944,780
QXO Building Products,
Inc.,144A,6.75%, 4/30/32
2,275,000 2,375,819
Sally Holdings LLC / Sally
Capital, Inc.,6.75%, 3/1/32 (a)
619,000 647,507
Sonic Automotive, Inc.
144A,4.625%, 11/15/29 (a)
640,000 625,752
144A,4.875%, 11/15/31
562,000 540,896
Specialty Building Products
Holdings LLC / Sbp Finance
Corp.,144A,7.75%, 10/15/29
502,000 496,499
Staples, Inc.,144A,10.75%, 9/1/29
2,477,000 2,434,497
Suburban Propane Partners LP/
Suburban Energy Finance
Corp.
5.875%, 3/1/27
345,000 345,628
144A,5.00%, 6/1/31
640,000 614,311
Superior Plus LP / Superior
General Partner,
Inc.,144A,4.50%, 3/15/29
591,000 571,618
Victoria's Secret &
Co.,144A,4.625%, 7/15/29
591,000 571,999
Victra Holdings LLC / Victra
Finance Corp.,144A,8.75%,
9/15/29 (a)
443,000 469,052
Vivo Energy Investments
BV,144A,5.125%, 9/24/27
345,000 343,198
Yum! Brands, Inc.
144A,4.75%, 1/15/30
817,000 819,352
3.625%, 3/15/31
1,074,000 1,018,152
4.625%, 1/31/32
1,103,000 1,086,058
5.375%, 4/1/32
984,000 998,596
6.875%, 11/15/37 (a)
320,000 358,269
5.35%, 11/1/43
280,000 273,602
(Cost $61,613,801)
63,256,188
Consumer, Non-cyclical
— 16.9%
Agriculture — 0.2%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27
596,000 596,136
144A,6.00%, 6/15/30
1,004,000 1,019,548
Turning Point Brands,
Inc.,144A,7.625%, 3/15/32
295,000 314,266
(Cost $1,895,381)
1,929,950
Principal
Amount $ Value $
Beverages — 0.1%
Primo Water Holdings, Inc. /
Triton Water Holdings, Inc.
144A,6.25%, 4/1/29
702,000 706,116
144A,4.375%, 4/30/29
735,000 712,812
(Cost $1,398,815)
1,418,928
Biotechnology — 0.2%
Genmab A/S/Genmab Finance
LLC
144A,6.25%, 12/15/32
1,500,000 1,542,346
144A,7.25%, 12/15/33
1,000,000 1,047,287
(Cost $2,595,751)
2,589,633
Commercial Services — 5.3%
ADT Security
Corp.,144A,4.875%, 7/15/32
717,000 695,009
ADT Security (The) Corp.
144A,4.125%, 8/1/29
984,000 957,386
144A,5.875%, 10/15/33
1,050,000 1,065,703
Adtalem Global Education,
Inc.,144A,5.50%, 3/1/28
399,000 398,100
Albion Financing 1 Sarl
/ Aggreko Holdings,
Inc.,144A,7.00%, 5/21/30
1,428,000 1,484,340
Allied Universal Holdco
LLC,144A,7.875%, 2/15/31
2,453,000 2,582,658
Allied Universal Holdco LLC
/ Allied Universal Finance
Corp.,144A,6.875%, 6/15/30
1,004,000 1,037,728
Allied Universal Holdco LLC /
Allied Universal Finance Corp.
/ Atlas Luxco 4 SARL
144A,4.625%, 6/1/28
1,267,000 1,243,697
144A,4.625%, 6/1/28
762,000 748,367
AMN Healthcare, Inc.
144A,4.00%, 4/15/29
345,000 328,636
144A,6.50%, 1/15/31
400,000 401,147
APi Group DE, Inc.
144A,4.125%, 7/15/29
332,000 322,592
144A,4.75%, 10/15/29
273,000 268,260
Avis Budget Car Rental LLC /
Avis Budget Finance, Inc.
144A,5.75%, 7/15/27
341,000 340,434
144A,5.75%, 7/15/27
310,000 309,930
144A,4.75%, 4/1/28
492,000 479,817
144A,5.375%, 3/1/29
641,000 621,331
144A,8.25%, 1/15/30 (a)
709,000 730,158
144A,8.00%, 2/15/31 (a)
497,000 507,544
144A,8.375%, 6/15/32 (a)
591,000 608,514
Belron UK Finance
PLC,144A,5.75%, 10/15/29
1,166,000 1,185,742
Brink's Co.
144A,4.625%, 10/15/27
691,000 688,889
144A,6.50%, 6/15/29
384,000 396,504
144A,6.75%, 6/15/32
394,000 410,894

12 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Carriage Services,
Inc.,144A,4.25%, 5/15/29
379,000 363,037
Cimpress PLC,144A,7.375%,
9/15/32
557,000 568,186
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28
977,000 946,120
144A,4.875%, 7/1/29
947,000 895,024
CoreCivic, Inc.,8.25%, 4/15/29
492,000 518,333
Deluxe Corp.
144A,8.00%, 6/1/29
470,000 475,337
144A,8.125%, 9/15/29
468,000 492,971
EquipmentShare.com, Inc.
144A,9.00%, 5/15/28
1,064,000 1,085,978
144A,8.625%, 5/15/32
591,000 607,820
144A,8.00%, 3/15/33
492,000 501,511
Garda World Security Corp.
144A,7.75%, 2/15/28
395,000 404,959
144A,6.50%, 1/15/31
650,000 667,338
GEO Group, Inc.
8.625%, 4/15/29
640,000 674,400
10.25%, 4/15/31
635,000 696,784
Graham Holdings
Co.,144A,5.625%, 12/1/33
500,000 500,587
Grand Canyon University,5.125%,
10/1/28
319,000 315,491
Herc Holdings, Inc.
144A,5.50%, 7/15/27
1,331,000 1,330,825
144A,6.625%, 6/15/29
787,000 816,195
144A,7.00%, 6/15/30
1,574,000 1,652,278
144A,7.25%, 6/15/33 (a)
1,103,000 1,167,690
Hertz Corp.,144A,12.625%,
7/15/29
1,240,000 1,238,867
ION Platform Finance US,
Inc.,144A,7.875%, 9/30/32
1,500,000 1,429,225
Korn Ferry,144A,4.625%,
12/15/27
394,000 393,985
Matthews International
Corp.,144A,8.625%, 10/1/27
295,000 304,794
NESCO Holdings II,
Inc.,144A,5.50%, 4/15/29
941,000 929,217
Prime Security Services
Borrower LLC / Prime
Finance, Inc.,144A,3.375%,
8/31/27
984,000 960,603
Raven Acquisition Holdings
LLC,144A,6.875%, 11/15/31
1,280,000 1,315,830
RR Donnelley & Sons Co.
144A,9.50%, 8/1/29
1,014,000 1,042,412
144A,10.875%, 8/1/29
478,000 482,268
Sabre Financial Borrower
LLC,144A,11.125%, 6/15/29
1,000,000 1,021,440
Service Corp. International
4.625%, 12/15/27
586,000 584,953
5.125%, 6/1/29
738,000 739,936
3.375%, 8/15/30
877,000 821,830
Principal
Amount $ Value $
4.00%, 5/15/31
807,000 770,429
5.75%, 10/15/32
787,000 803,066
Sotheby's,144A,7.375%, 10/15/27
753,000 749,679
Sotheby's/Bidfair Holdings,
Inc.,144A,5.875%, 6/1/29
295,000 277,461
StoneMor, Inc.,144A,8.50%,
5/15/29
394,000 384,734
Synergy Infrastructure Holdings
LLC,144A,7.875%, 12/1/30
550,000 566,656
TriNet Group, Inc.
144A,3.50%, 3/1/29
492,000 464,250
144A,7.125%, 8/15/31
404,000 418,092
United Rentals North America,
Inc.
5.50%, 5/15/27
492,000 492,040
3.875%, 11/15/27
738,000 730,215
4.875%, 1/15/28
1,738,000 1,737,760
5.25%, 1/15/30
748,000 757,941
4.00%, 7/15/30
738,000 712,892
3.875%, 2/15/31
1,183,000 1,130,910
3.75%, 1/15/32
758,000 712,162
144A,6.125%, 3/15/34
1,133,000 1,183,305
Upbound Group,
Inc.,144A,6.375%, 2/15/29
443,000 432,578
Valvoline, Inc.,144A,3.625%,
6/15/31
517,000 476,553
Veritiv Operating
Co.,144A,10.50%, 11/30/30
1,034,000 1,111,274
VM Consolidated,
Inc.,144A,5.50%, 4/15/29
345,000 344,753
VT Topco, Inc.,144A,8.50%,
8/15/30 (a)
515,000 536,316
Wand NewCo 3,
Inc.,144A,7.625%, 1/30/32
1,230,000 1,296,085
Williams Scotsman, Inc.
144A,4.625%, 8/15/28
492,000 486,010
144A,6.625%, 6/15/29
492,000 507,629
144A,6.625%, 4/15/30
492,000 508,035
144A,7.375%, 10/1/31
423,000 440,664
(Cost $60,587,062)
61,791,093
Cosmetics/Personal Care
— 0.4%
Edgewell Personal Care Co.
144A,5.50%, 6/1/28
738,000 736,452
144A,4.125%, 4/1/29
462,000 435,366
Opal Bidco SAS,144A,6.50%,
3/31/32
1,153,000 1,188,531
Perrigo Finance Unlimited Co.
4.90%, 6/15/30
818,000 790,331
6.125%, 9/30/32
704,000 687,309
4.90%, 12/15/44
299,000 238,877
Prestige Brands, Inc.
144A,5.125%, 1/15/28
394,000 393,648

DBX ETF Trust | 13
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.75%, 4/1/31
571,000 532,077
(Cost $4,929,838)
5,002,591
Food — 2.7%
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC
144A,4.625%, 1/15/27
1,309,000 1,308,026
144A,5.875%, 2/15/28
758,000 759,179
144A,6.50%, 2/15/28
738,000 751,225
144A,3.50%, 3/15/29
1,328,000 1,273,184
144A,4.875%, 2/15/30
984,000 976,588
144A,5.50%, 3/31/31
720,000 729,840
144A,6.25%, 3/15/33
591,000 611,987
144A,5.75%, 3/31/34
800,000 806,451
Aragvi Finance International
Dac,144A,11.125%, 11/20/29
640,000 633,503
B&G Foods, Inc.,144A,8.00%,
9/15/28
837,000 830,350
Chobani LLC / Chobani Finance
Corp., Inc.,144A,4.625%,
11/15/28
418,000 416,968
Fiesta Purchaser,
Inc.,144A,7.875%, 3/1/31
492,000 517,540
Froneri Lux FinCo
SARL,144A,6.00%, 8/1/32
581,000 586,372
Ingles Markets, Inc.,144A,4.00%,
6/15/31
344,000 324,325
KeHE Distributors LLC / KeHE
Finance Corp. / NextWave
Distribution, Inc.,144A,9.00%,
2/15/29
1,034,000 1,080,249
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28
492,000 492,257
144A,4.125%, 1/31/30
955,000 926,473
144A,4.375%, 1/31/32
669,000 640,323
Performance Food Group, Inc.
144A,5.50%, 10/15/27
1,093,000 1,092,933
144A,4.25%, 8/1/29
1,004,000 985,763
144A,6.125%, 9/15/32
1,034,000 1,063,771
Pilgrim's Pride Corp.
4.25%, 4/15/31 (a)
802,000 781,211
3.50%, 3/1/32
896,000 828,697
6.25%, 7/1/33
948,000 1,016,584
6.875%, 5/15/34
502,000 557,106
Post Holdings, Inc.
144A,5.50%, 12/15/29
1,215,000 1,215,210
144A,4.625%, 4/15/30
1,428,000 1,390,893
144A,4.50%, 9/15/31
975,000 919,390
144A,6.25%, 2/15/32
1,084,000 1,119,303
144A,6.375%, 3/1/33
1,181,000 1,195,368
144A,6.25%, 10/15/34 (a)
591,000 600,244
Safeway, Inc.,7.25%, 2/1/31
307,000 334,542
Principal
Amount $ Value $
Simmons Foods Inc/Simmons
Prepared Foods Inc/Simmons
Pet Food Inc/Simmons
Feed,144A,4.625%, 3/1/29
837,000 804,830
US Foods, Inc.
144A,6.875%, 9/15/28
492,000 508,875
144A,4.75%, 2/15/29
886,000 881,873
144A,4.625%, 6/1/30
492,000 485,532
144A,7.25%, 1/15/32
512,000 539,445
144A,5.75%, 4/15/33
492,000 500,856
Viking Baked Goods Acquisition
Corp.,144A,8.625%, 11/1/31
926,000 935,597
(Cost $30,703,879)
31,422,863
Healthcare-Products — 1.4%
Avantor Funding, Inc.
144A,4.625%, 7/15/28 (a)
1,526,000 1,511,587
144A,3.875%, 11/1/29
797,000 760,681
Bausch + Lomb
Corp.,144A,8.375%, 10/1/28
1,378,000 1,436,565
DENTSPLY SIRONA, Inc.,8.375%,
9/12/55
561,000 529,991
Embecta Corp.,144A,5.00%,
2/15/30 (a)
502,000 478,462
Garden Spinco
Corp.,144A,8.625%, 7/20/30
345,000 367,285
Hologic, Inc.
144A,4.625%, 2/1/28
394,000 394,333
144A,3.25%, 2/15/29
975,000 963,266
Insulet Corp.,144A,6.50%,
4/1/33
443,000 462,693
Medline Borrower LP
144A,3.875%, 4/1/29
4,500,000 4,368,422
144A,5.25%, 10/1/29
2,611,000 2,617,099
Medline Borrower LP/Medline
Co.-Issuer, Inc.,144A,6.25%,
4/1/29
1,477,000 1,527,691
Teleflex, Inc.
4.625%, 11/15/27 (a)
492,000 489,366
144A,4.25%, 6/1/28
496,000 489,280
Varex Imaging
Corp.,144A,7.875%, 10/15/27
362,000 369,192
(Cost $16,351,598)
16,765,913
Healthcare-Services — 4.8%
Acadia Healthcare Co., Inc.
144A,5.50%, 7/1/28
503,000 498,306
144A,5.00%, 4/15/29
468,000 454,685
144A,7.375%, 3/15/33 (a)
561,000 571,697
AHP Health Partners,
Inc.,144A,5.75%, 7/15/29
295,000 289,272
Charles River Laboratories
International, Inc.
144A,4.25%, 5/1/28
622,000 615,542
144A,3.75%, 3/15/29
492,000 474,687
144A,4.00%, 3/15/31
492,000 465,422

14 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
CHS/Community Health
Systems, Inc.
144A,6.00%, 1/15/29
661,000 660,946
144A,5.25%, 5/15/30
1,545,000 1,459,554
144A,4.75%, 2/15/31
1,041,000 931,320
144A,10.875%, 1/15/32
2,205,000 2,381,676
144A,9.75%, 1/15/34
1,840,000 1,956,801
Concentra Health Services,
Inc.,144A,6.875%, 7/15/32
640,000 670,065
DaVita, Inc.
144A,4.625%, 6/1/30
2,787,000 2,703,216
144A,3.75%, 2/15/31
1,507,000 1,397,453
144A,6.875%, 9/1/32
954,000 992,664
144A,6.75%, 7/15/33
1,004,000 1,043,271
Encompass Health Corp.
4.50%, 2/1/28
787,000 785,548
4.75%, 2/1/30
787,000 784,106
4.625%, 4/1/31
394,000 388,530
Fortrea Holdings,
Inc.,144A,7.50%, 7/1/30
490,000 491,864
Global Medical Response,
Inc.,144A,7.375%, 10/1/32
1,000,000 1,053,601
Hah Group Holding Co.
LLC,144A,9.75%, 10/1/31 (a)
684,000 645,177
HealthEquity, Inc.,144A,4.50%,
10/1/29
701,000 688,829
IQVIA, Inc.
144A,5.00%, 5/15/27
1,083,000 1,081,772
144A,6.50%, 5/15/30
642,000 667,915
144A,6.25%, 6/1/32
2,009,000 2,101,344
Kedrion SpA,144A,6.50%, 9/1/29
788,000 765,329
LifePoint Health, Inc.
144A,9.875%, 8/15/30
787,000 847,336
144A,11.00%, 10/15/30
1,083,000 1,192,217
144A,8.375%, 2/15/32
689,000 740,233
Molina Healthcare, Inc.
144A,4.375%, 6/15/28
807,000 785,381
144A,3.875%, 11/15/30
640,000 591,262
144A,6.50%, 2/15/31
850,000 868,287
144A,3.875%, 5/15/32
778,000 701,257
144A,6.25%, 1/15/33
738,000 739,673
Option Care Health,
Inc.,144A,4.375%, 10/31/29
534,000 523,391
Pediatrix Medical Group,
Inc.,144A,5.375%, 2/15/30
379,000 380,074
Prime Healthcare Services,
Inc.,144A,9.375%, 9/1/29
1,517,000 1,608,323
Radiology Partners,
Inc.,144A,8.50%, 7/15/32
926,000 961,882
Select Medical
Corp.,144A,6.25%, 12/1/32 (a)
581,000 576,899
Sotera Health Holdings
LLC,144A,7.375%, 6/1/31
738,000 777,236
Star Parent, Inc.,144A,9.00%,
10/1/30
1,004,000 1,075,987
Principal
Amount $ Value $
Team Health Holdings, Inc.
144A,8.375%, 6/30/28
423,000 426,548
144A,9.00% Cash or 4.50%
PIK, 6/30/28
1,000,000 1,062,600
Tenet Healthcare Corp.
5.125%, 11/1/27
1,607,000 1,607,156
4.625%, 6/15/28
591,000 591,250
6.125%, 10/1/28
1,774,000 1,781,681
4.25%, 6/1/29
1,418,000 1,389,901
4.375%, 1/15/30
1,390,000 1,362,080
6.125%, 6/15/30
2,119,000 2,165,917
6.75%, 5/15/31
1,329,000 1,384,661
6.875%, 11/15/31
356,000 385,946
144A,5.50%, 11/15/32
1,500,000 1,523,769
144A,6.00%, 11/15/33
750,000 774,396
Toledo Hospital
Series B, 5.325%, 11/15/28
330,000 335,789
4.982%, 11/15/45
269,000 230,095
6.015%, 11/15/48
394,000 387,105
US Acute Care Solutions
LLC,144A,9.75%, 5/15/29
1,034,000 1,050,418
(Cost $54,138,758)
55,849,342
Household Products/Wares
— 0.0%
ACCO Brands Corp.,144A,4.25%,
3/15/29 (a)
(Cost $539,749)
592,000 536,676
Pharmaceuticals — 1.8%
1261229 BC Ltd.,144A,10.00%,
4/15/32
4,406,000 4,554,989
AdaptHealth LLC
144A,6.125%, 8/1/28
335,000 337,914
144A,4.625%, 8/1/29
492,000 474,756
144A,5.125%, 3/1/30
641,000 622,453
Amneal Pharmaceuticals
LLC,144A,6.875%, 8/1/32
591,000 624,260
BellRing Brands,
Inc.,144A,7.00%, 3/15/30
827,000 853,041
CVS Health Corp.
6.75%, 12/10/54
758,000 785,543
7.00%, 3/10/55
2,215,000 2,328,773
Elanco Animal Health,
Inc.,6.65%, 8/28/28
720,000 754,655
Endo Finance Holdings,
Inc.,144A,8.50%, 4/15/31
1,034,000 1,075,645
Grifols SA,144A,4.75%, 10/15/28
684,000 668,717
Harrow, Inc.,144A,8.625%,
9/15/30
283,000 296,885
HLF Financing Sarl LLC /
Herbalife International, Inc.
144A,12.25%, 4/15/29
787,000 847,944
144A,4.875%, 6/1/29 (a)
591,000 552,397

DBX ETF Trust | 15
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Jazz Securities
DAC,144A,4.375%, 1/15/29
1,527,000 1,507,446
Organon & Co. / Organon
Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28
2,067,000 2,014,429
144A,5.125%, 4/30/31
1,761,000 1,474,758
144A,6.75%, 5/15/34
522,000 469,746
144A,7.875%, 5/15/34
492,000 413,740
Paradigm Parent LLC And
Paradigm Parent Co.-Issuer,
Inc.,144A,8.75%, 4/17/32
512,000 484,931
(Cost $20,603,116)
21,143,022
Diversified — 0.2%
Holding Companies-Diversified
— 0.2%
Clue Opco LLC,144A,9.50%,
10/15/31 (a)
764,000 791,053
Stena International SA
144A,7.25%, 1/15/31
847,000 863,258
144A,7.625%, 2/15/31
444,000 455,091
(Cost $2,074,817)
2,109,402
Energy — 13.0%
Coal — 0.1%
Alliance Resource Operating
Partners LP / Alliance
Resource Finance
Corp.,144A,8.625%, 6/15/29
394,000 415,586
SunCoke Energy,
Inc.,144A,4.875%, 6/30/29
482,000 441,004
(Cost $849,831)
856,590
Energy-Alternate Sources
— 0.1%
TerraForm Power Operating LLC
144A,5.00%, 1/31/28
729,000 727,724
144A,4.75%, 1/15/30
689,000 662,372
(Cost $1,366,824)
1,390,096
Oil & Gas — 6.1%
Aethon United BR LP /
Aethon United Finance
Corp.,144A,7.50%, 10/1/29
984,000 1,028,203
Ascent Resources Utica
Holdings LLC / ARU Finance
Corp.
144A,9.00%, 11/1/27
213,000 246,547
144A,5.875%, 6/30/29
409,000 410,269
144A,6.625%, 10/15/32
590,000 603,487
144A,6.625%, 7/15/33
592,000 603,363
Baytex Energy Corp.
144A,8.50%, 4/30/30
788,000 831,129
144A,7.375%, 3/15/32
586,000 595,321
BKV Upstream Midstream
LLC,144A,7.50%, 10/15/30
500,000 503,711
Borr IHC Ltd / Borr Finance LLC
144A,10.00%, 11/15/28
1,160,122 1,156,624
Principal
Amount $ Value $
144A,10.375%, 11/15/30 (a)
628,427 621,299
California Resources Corp.
144A,8.25%, 6/15/29
886,000 927,000
144A,7.00%, 1/15/34
420,000 418,944
Caturus Energy LLC,144A,8.50%,
2/15/30
492,000 507,660
Chord Energy Corp.
144A,6.00%, 10/1/30
721,000 726,976
144A,6.75%, 3/15/33
798,000 823,737
CITGO Petroleum
Corp.,144A,8.375%, 1/15/29
1,083,000 1,128,427
Civitas Resources, Inc.
144A,8.375%, 7/1/28
1,329,000 1,370,655
144A,8.625%, 11/1/30
1,014,000 1,062,225
144A,8.75%, 7/1/31
1,309,000 1,363,118
144A,9.625%, 6/15/33
778,000 839,052
CNX Resources Corp.
144A,6.00%, 1/15/29
552,000 554,072
144A,7.375%, 1/15/31
492,000 510,745
144A,7.25%, 3/1/32
591,000 616,323
Comstock Resources, Inc.
144A,6.75%, 3/1/29
1,205,000 1,208,654
144A,6.75%, 3/1/29
404,000 401,774
144A,5.875%, 1/15/30
980,000 952,167
Crescent Energy Finance LLC
144A,9.25%, 2/15/28
467,000 482,906
144A,7.625%, 4/1/32
1,133,000 1,103,158
144A,7.375%, 1/15/33
984,000 932,366
144A,8.375%, 1/15/34
621,000 612,430
CVR Energy, Inc.
144A,5.75%, 2/15/28
404,000 398,220
144A,8.50%, 1/15/29
591,000 607,826
DBR Land Holdings
LLC,144A,6.25%, 12/1/30
500,000 506,405
Diamond Foreign Asset
Co. / Diamond Finance
LLC,144A,8.50%, 10/1/30
541,000 575,471
EnQuest PLC,144A,11.625%,
11/1/27
458,000 463,456
Gulfport Energy Operating
Corp.,144A,6.75%, 9/1/29
680,000 701,960
Hilcorp Energy I LP / Hilcorp
Finance Co.
144A,6.25%, 11/1/28
621,000 623,888
144A,5.75%, 2/1/29
591,000 580,471
144A,6.00%, 4/15/30
512,000 495,191
144A,6.00%, 2/1/31
591,000 556,021
144A,6.25%, 4/15/32
517,000 486,537
144A,8.375%, 11/1/33
591,000 605,922
144A,6.875%, 5/15/34
512,000 479,756
144A,7.25%, 2/15/35
984,000 936,042
Ithaca Energy North Sea
PLC,144A,8.125%, 10/15/29 (a)
738,000 772,507

16 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Kraken Oil & Gas Partners
LLC,144A,7.625%, 8/15/29
492,000 487,037
Long Ridge Energy
LLC,144A,8.75%, 2/15/32
631,000 660,564
Magnolia Oil & Gas Operating
LLC / Magnolia Oil & Gas
Finance Corp.,144A,6.875%,
12/1/32
394,000 404,931
Matador Resources Co.
144A,6.875%, 4/15/28
492,000 503,945
144A,6.50%, 4/15/32
916,000 930,264
144A,6.25%, 4/15/33
738,000 737,007
MEG Energy Corp.,144A,5.875%,
2/1/29
666,000 675,784
Moss Creek Resources Holdings,
Inc.,144A,8.25%, 9/1/31
728,000 698,201
Murphy Oil Corp.
6.00%, 10/1/32 (a)
621,000 615,734
5.875%, 12/1/42
334,000 290,345
Nabors Industries
Ltd.,144A,7.50%, 1/15/28
100,000 100,129
Nabors Industries, Inc.
144A,9.125%, 1/31/30
740,000 775,846
144A,8.875%, 8/15/31
550,000 537,075
144A,7.625%, 11/15/32
700,000 678,726
Noble Finance II
LLC,144A,8.00%, 4/15/30
1,418,000 1,473,132
Northern Oil & Gas, Inc.
144A,8.75%, 6/15/31
472,000 482,618
144A,7.875%, 10/15/33
740,000 720,168
PBF Holding Co. LLC / PBF
Finance Corp.
6.00%, 2/15/28
824,000 815,111
144A,9.875%, 3/15/30
877,000 921,896
144A,7.875%, 9/15/30
492,000 484,578
Permian Resources Operating
LLC
144A,8.00%, 4/15/27
571,000 578,303
144A,5.875%, 7/1/29
719,000 721,320
144A,9.875%, 7/15/31
340,000 366,345
144A,7.00%, 1/15/32
984,000 1,024,665
144A,6.25%, 2/1/33
1,054,000 1,080,269
Precision Drilling
Corp.,144A,6.875%, 1/15/29
394,000 396,354
Range Resources Corp.
8.25%, 1/15/29
787,000 802,718
144A,4.75%, 2/15/30
512,000 505,179
Saturn Oil & Gas,
Inc.,144A,9.625%, 6/15/29 (a)
548,000 557,320
Seadrill Finance
Ltd.,144A,8.375%, 8/1/30
606,000 626,333
SM Energy Co.
6.625%, 1/15/27
405,000 405,468
6.50%, 7/15/28 (a)
394,000 398,515
144A,6.75%, 8/1/29
798,000 796,991
Principal
Amount $ Value $
144A,7.00%, 8/1/32
738,000 722,054
Sunoco LP
144A,5.875%, 7/15/27
562,000 562,224
144A,7.00%, 5/1/29
738,000 768,207
144A,4.50%, 10/1/29
787,000 766,799
144A,4.625%, 5/1/30
787,000 767,198
144A,5.625%, 3/15/31
1,000,000 1,005,689
144A,7.25%, 5/1/32
738,000 778,852
144A,6.625%, 8/15/32
492,000 507,219
144A,6.25%, 7/1/33
1,004,000 1,031,231
144A,5.875%, 3/15/34
930,000 935,991
Sunoco LP / Sunoco Finance
Corp.
6.00%, 4/15/27
491,000 491,772
5.875%, 3/15/28
393,000 394,249
144A,7.00%, 9/15/28
492,000 507,391
4.50%, 5/15/29
787,000 771,326
4.50%, 4/30/30
817,000 795,489
Talos Production, Inc.
144A,9.00%, 2/1/29
635,000 662,283
144A,9.375%, 2/1/31
635,000 669,133
Teine Energy Ltd.,144A,6.875%,
4/15/29
394,000 393,951
TGNR Intermediate Holdings
LLC,144A,5.50%, 10/15/29
689,000 674,810
Transocean International Ltd.
144A,8.75%, 2/15/30
867,750 904,721
144A,7.875%, 10/15/32
500,000 521,205
Transocean Titan Financing
Ltd.,144A,8.375%, 2/1/28
386,952 397,594
Valaris Ltd.,144A,8.375%,
4/30/30
1,106,000 1,153,849
Vermilion Energy, Inc.
144A,6.875%, 5/1/30 (a)
344,000 336,885
144A,7.25%, 2/15/33 (a)
414,000 392,293
Vital Energy, Inc.
144A,7.75%, 7/31/29
294,000 289,976
9.75%, 10/15/30 (a)
298,000 309,547
144A,7.875%, 4/15/32 (a)
1,014,000 982,680
Wildfire Intermediate Holdings
LLC,144A,7.50%, 10/15/29
591,000 596,592
(Cost $71,118,427)
72,276,096
Oil & Gas Services — 1.1%
Archrock Partners LP / Archrock
Partners Finance Corp.
144A,6.25%, 4/1/28
787,000 791,832
144A,6.625%, 9/1/32
689,000 709,480
Bristow Group,
Inc.,144A,6.875%, 3/1/28
394,000 396,876
CHC Group LLC,144A,11.75%,
9/1/30
570,000 546,468
Enerflex Ltd.,144A,9.00%,
10/15/27
554,000 565,905

DBX ETF Trust | 17
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Helix Energy Solutions Group,
Inc.,144A,9.75%, 3/1/29
305,000 320,238
Kodiak Gas Services LLC
144A,7.25%, 2/15/29
788,000 821,579
144A,6.50%, 10/1/33
770,000 785,442
144A,6.75%, 10/1/35
610,000 626,766
Oceaneering International,
Inc.,6.00%, 2/1/28
295,000 299,523
SESI LLC,144A,7.875%, 9/30/30
600,000 597,019
Star Holding LLC,144A,8.75%,
8/1/31
345,000 348,285
Tgs ASA,144A,8.50%, 1/15/30
541,000 560,947
Tidewater, Inc.,144A,9.125%,
7/15/30
700,000 748,374
USA Compression Partners LP
/ USA Compression Finance
Corp.
144A,7.125%, 3/15/29
1,004,000 1,043,622
144A,6.25%, 10/1/33
770,000 776,902
Viridien,144A,10.00%, 10/15/30
(a)
426,000 449,079
WBI Operating LLC
144A,6.25%, 10/15/30
800,000 800,320
144A,6.50%, 10/15/33
600,000 599,709
Weatherford International
Ltd.,144A,6.75%, 10/15/33
1,220,000 1,248,649
(Cost $12,869,886)
13,037,015
Pipelines — 5.6%
Antero Midstream Partners LP
/ Antero Midstream Finance
Corp.
144A,5.75%, 1/15/28
670,000 670,795
144A,5.375%, 6/15/29
738,000 740,434
144A,6.625%, 2/1/32
601,000 622,964
144A,5.75%, 10/15/33
650,000 653,214
Blue Racer Midstream LLC /
Blue Racer Finance Corp.
144A,7.00%, 7/15/29
512,000 533,990
144A,7.25%, 7/15/32
512,000 544,409
Buckeye Partners LP
3.95%, 12/1/26
701,000 696,557
4.125%, 12/1/27
394,000 389,692
144A,4.50%, 3/1/28
512,000 509,280
144A,6.875%, 7/1/29
591,000 615,620
144A,6.75%, 2/1/30
492,000 515,301
5.85%, 11/15/43
414,000 391,762
5.60%, 10/15/44
295,000 273,114
CNX Midstream Partners
LP,144A,4.75%, 4/15/30
394,000 377,898
CQP Holdco LP / BIP-V Chinook
Holdco LLC
144A,5.50%, 6/15/31
1,428,000 1,416,351
144A,7.50%, 12/15/33
492,000 532,969
Principal
Amount $ Value $
Delek Logistics Partners LP /
Delek Logistics Finance Corp.
144A,7.125%, 6/1/28
394,000 396,245
144A,8.625%, 3/15/29
1,034,000 1,083,793
144A,7.375%, 6/30/33
749,000 767,327
Energy Transfer LP
8.00%, 5/15/54
837,000 892,476
7.125%, 10/1/54
394,000 400,901
6.50%, 2/15/56
1,170,000 1,153,454
6.75%, 2/15/56 (a)
800,000 796,046
Excelerate Energy
LP,144A,8.00%, 5/15/30
817,000 870,429
Genesis Energy LP / Genesis
Energy Finance Corp.
7.75%, 2/1/28
869,000 874,835
8.25%, 1/15/29
591,000 617,280
8.875%, 4/15/30
492,000 519,765
7.875%, 5/15/32
689,000 710,726
8.00%, 5/15/33
591,000 609,709
Global Partners LP / GLP
Finance Corp.
6.875%, 1/15/29
345,000 349,175
144A,8.25%, 1/15/32
443,000 464,493
144A,7.125%, 7/1/33
463,000 470,248
Golar LNG Ltd.,144A,7.50%,
10/2/30
500,000 484,748
Harvest Midstream I LP
144A,7.50%, 9/1/28
802,000 813,362
144A,7.50%, 5/15/32
492,000 511,252
Hess Midstream Operations LP
144A,5.875%, 3/1/28
827,000 840,917
144A,5.125%, 6/15/28
561,000 561,109
144A,6.50%, 6/1/29
601,000 621,902
144A,4.25%, 2/15/30
738,000 719,792
144A,5.50%, 10/15/30
414,000 418,316
Howard Midstream Energy
Partners LLC
144A,7.375%, 7/15/32
591,000 623,793
144A,6.625%, 1/15/34
750,000 768,862
ITT Holdings LLC,144A,6.50%,
8/1/29
1,261,000 1,222,252
Kinetik Holdings LP
144A,6.625%, 12/15/28
1,034,000 1,063,711
144A,5.875%, 6/15/30
984,000 991,844
Martin Midstream Partners LP
/ Martin Midstream Finance
Corp.,144A,11.50%, 2/15/28
414,000 426,420
NGL Energy Operating LLC /
NGL Energy Finance Corp.
144A,8.125%, 2/15/29
886,000 911,448
144A,8.375%, 2/15/32
1,311,000 1,359,128
Northriver Midstream Finance
LP,144A,6.75%, 7/15/32
581,000 591,825

18 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
NuStar Logistics LP
5.625%, 4/28/27
571,000 576,838
6.375%, 10/1/30
591,000 619,120
Prairie Acquiror LP,144A,9.00%,
8/1/29
394,000 407,262
Rockies Express Pipeline LLC
144A,4.95%, 7/15/29
571,000 571,187
144A,4.80%, 5/15/30
345,000 338,123
144A,6.75%, 3/15/33
512,000 537,183
144A,7.50%, 7/15/38
276,000 298,943
144A,6.875%, 4/15/40
522,000 542,670
South Bow Canadian
Infrastructure Holdings Ltd.
7.50%, 3/1/55
635,000 673,492
7.625%, 3/1/55
450,000 466,307
Summit Midstream Holdings
LLC,144A,8.625%, 10/31/29
802,000 827,573
Tallgrass Energy Partners LP
/ Tallgrass Energy Finance
Corp.
144A,5.50%, 1/15/28
838,000 837,523
144A,7.375%, 2/15/29
787,000 816,604
144A,6.00%, 12/31/30
714,000 711,620
144A,6.00%, 9/1/31
449,000 443,767
144A,6.75%, 3/15/34
690,000 690,816
Venture Global Calcasieu Pass
LLC
144A,3.875%, 8/15/29
1,307,000 1,228,897
144A,6.25%, 1/15/30
984,000 993,600
144A,4.125%, 8/15/31
1,270,000 1,163,529
144A,3.875%, 11/1/33
1,230,000 1,076,890
Venture Global LNG, Inc.
144A,8.125%, 6/1/28
2,275,000 2,330,223
144A,9.50%, 2/1/29
2,998,000 3,161,887
144A,7.00%, 1/15/30 (a)
1,553,000 1,523,486
144A,8.375%, 6/1/31
2,175,000 2,180,372
144A,9.875%, 2/1/32
2,069,000 2,154,102
Venture Global Plaquemines
LNG LLC
144A,7.50%, 5/1/33
1,311,000 1,428,565
144A,6.50%, 1/15/34
1,994,000 2,062,400
144A,7.75%, 5/1/35
1,210,000 1,348,048
144A,6.75%, 1/15/36
2,019,000 2,116,200
(Cost $64,249,078)
65,519,160
Financial — 4.2%
Real Estate — 0.7%
Anywhere Real Estate Group
LLC / Anywhere Co.-Issuer
Corp.,144A,7.00%, 4/15/30
659,000 661,790
Anywhere Real Estate Group
LLC / Realogy Co.-Issuer
Corp.,144A,9.75%, 4/15/30
522,000 567,077
Principal
Amount $ Value $
Cushman & Wakefield US
Borrower LLC
144A,6.75%, 5/15/28
640,000 646,993
144A,8.875%, 9/1/31
394,000 422,435
Five Point Operating Co.
LP,144A,8.00%, 10/1/30
450,000 469,811
Greystar Real Estate Partners
LLC,144A,7.75%, 9/1/30
394,000 418,187
Howard Hughes Corp.
144A,5.375%, 8/1/28
738,000 739,399
144A,4.125%, 2/1/29
640,000 621,289
144A,4.375%, 2/1/31
700,000 668,757
Hunt Cos., Inc.,144A,5.25%,
4/15/29
625,000 610,437
Kennedy-Wilson, Inc.
4.75%, 3/1/29
591,000 571,023
4.75%, 2/1/30
641,000 613,565
5.00%, 3/1/31 (a)
591,000 567,035
Newmark Group, Inc.,7.50%,
1/12/29
467,000 498,455
(Cost $7,676,631)
8,076,253
Real Estate Investment Trusts
— 3.5%
Apollo Commercial Real Estate
Finance, Inc.,144A,4.625%,
6/15/29 (a)
492,000 477,987
Arbor Realty SR,
Inc.,144A,7.875%, 7/15/30
492,000 494,040
Blackstone Mortgage Trust, Inc.
144A,3.75%, 1/15/27
330,000 325,324
144A,7.75%, 12/1/29
463,000 485,824
Brandywine Operating
Partnership LP
3.95%, 11/15/27
443,000 437,568
8.30%, 3/15/28
345,000 363,790
8.875%, 4/12/29
531,000 575,116
4.55%, 10/1/29
415,000 398,924
6.125%, 1/15/31
300,000 296,617
Brookfield Property REIT, Inc.
/ BPR Cumulus LLC / BPR
Nimbus LLC / GGSI Sellco
LL,144A,4.50%, 4/1/27
490,000 481,533
Diversified Healthcare Trust
144A,7.25%, 10/15/30
350,000 355,779
4.375%, 3/1/31
500,000 440,066
EF Holdco / EF Cayman Hold /
Ellington Fin REIT Cayman/
TRS / EF Cayman Non-
MTM,144A,7.375%, 9/30/30
400,000 404,090
Hudson Pacific Properties LP
3.95%, 11/1/27 (a)
354,000 337,595
5.95%, 2/15/28
395,000 385,443
4.65%, 4/1/29
522,000 480,501
3.25%, 1/15/30 (a)
394,000 331,808

DBX ETF Trust | 19
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Iron Mountain Information
Management Services,
Inc.,144A,5.00%, 7/15/32
778,000 748,885
Iron Mountain, Inc.
144A,4.875%, 9/15/27
1,004,000 1,000,461
144A,5.25%, 3/15/28
832,000 830,534
144A,5.00%, 7/15/28
492,000 489,491
144A,7.00%, 2/15/29
994,000 1,021,035
144A,4.875%, 9/15/29
994,000 982,067
144A,5.25%, 7/15/30
1,350,000 1,338,234
144A,4.50%, 2/15/31
1,123,000 1,074,089
144A,5.625%, 7/15/32
521,000 518,035
144A,6.25%, 1/15/33
1,231,000 1,258,677
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
144A,4.25%, 2/1/27
620,000 614,106
144A,4.75%, 6/15/29
624,000 615,075
5.50%, 8/1/30 (a)
512,000 523,484
144A,7.00%, 7/15/31
512,000 542,726
Millrose Properties, Inc.
144A,6.375%, 8/1/30
1,250,000 1,275,160
144A,6.25%, 9/15/32
800,000 809,037
MPT Operating Partnership
LP / MPT Finance
Corp.,144A,8.50%, 2/15/32
1,497,000 1,582,006
Park Intermediate Holdings LLC
/ PK Domestic Property LLC /
PK Finance Co.-Issuer
144A,5.875%, 10/1/28
884,000 884,836
144A,4.875%, 5/15/29
738,000 716,364
144A,7.00%, 2/1/30
541,000 552,328
Pebblebrook Hotel LP / PEB
Finance Corp.,144A,6.375%,
10/15/29
394,000 403,644
RHP Hotel Properties LP / RHP
Finance Corp.
4.75%, 10/15/27
739,000 737,291
144A,7.25%, 7/15/28
445,000 459,084
144A,4.50%, 2/15/29
591,000 583,001
144A,6.50%, 4/1/32
1,014,000 1,050,917
144A,6.50%, 6/15/33
615,000 639,088
Rithm Capital Corp.
144A,8.00%, 4/1/29
853,000 871,462
144A,8.00%, 7/15/30
492,000 501,478
RLJ Lodging Trust
LP,144A,4.00%, 9/15/29
492,000 464,939
SBA Communications Corp.
3.875%, 2/15/27
1,542,000 1,534,638
3.125%, 2/1/29
1,436,000 1,372,570
Service Properties Trust
5.50%, 12/15/27
443,000 433,944
8.375%, 6/15/29 (a)
719,000 706,282
144A,8.625%, 11/15/31
984,000 1,032,939
Principal
Amount $ Value $
8.875%, 6/15/32
492,000 473,861
Starwood Property Trust, Inc.
144A,4.375%, 1/15/27
502,000 498,758
144A,5.25%, 10/15/28
640,000 644,374
144A,7.25%, 4/1/29
591,000 626,336
144A,6.50%, 7/1/30
492,000 513,614
144A,6.50%, 10/15/30
492,000 512,868
144A,5.75%, 1/15/31
550,000 558,991
Uniti Group LP / Uniti Group
Finance, Inc. / CSL Capital
LLC,144A,4.75%, 4/15/28
561,000 553,000
Vornado Realty LP,3.40%, 6/1/31
345,000 312,075
XHR LP
144A,4.875%, 6/1/29
492,000 483,291
144A,6.625%, 5/15/30
394,000 403,849
(Cost $39,956,175)
40,820,929
REITS — 0.0%
Starwood Property Trust,
Inc.,144A,6.00%, 4/15/30
(Cost $390,361)
394,000 405,583
Industrial — 12.2%
Aerospace/Defense — 2.6%
AAR Escrow Issuer
LLC,144A,6.75%, 3/15/29
751,000 779,466
ATI, Inc.
5.875%, 12/1/27
264,000 264,417
4.875%, 10/1/29
320,000 319,324
7.25%, 8/15/30
443,000 467,715
5.125%, 10/1/31
345,000 345,657
Bombardier, Inc.
144A,6.00%, 2/15/28
748,000 750,269
144A,7.50%, 2/1/29
738,000 770,189
144A,8.75%, 11/15/30
764,000 824,810
144A,7.25%, 7/1/31
788,000 839,356
144A,7.00%, 6/1/32 (a)
738,000 777,578
144A,6.75%, 6/15/33
792,000 835,237
144A,7.45%, 5/1/34
472,000 528,164
Efesto Bidco S.p.A Efesto US
LLC,144A, Series XR, 7.50%,
2/15/32
792,000 804,462
Goat Holdco LLC,144A,6.75%,
2/1/32
738,000 756,893
Moog, Inc.,144A,4.25%, 12/15/27
492,000 489,182
Spirit AeroSystems, Inc.
144A,9.375%, 11/30/29
886,000 930,451
144A,9.75%, 11/15/30
1,201,000 1,315,830
TransDigm, Inc.
144A,6.75%, 8/15/28
2,066,000 2,108,239
4.625%, 1/15/29
1,296,000 1,280,064
144A,6.375%, 3/1/29
2,706,000 2,787,091
4.875%, 5/1/29
718,000 713,505

20 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,6.875%, 12/15/30
1,407,000 1,466,775
144A,7.125%, 12/1/31
1,124,000 1,178,395
144A,6.625%, 3/1/32
2,165,000 2,250,243
144A,6.00%, 1/15/33
1,517,000 1,551,139
144A,6.375%, 5/31/33
2,688,000 2,755,189
144A,6.25%, 1/31/34
500,000 518,419
144A,6.75%, 1/31/34
2,000,000 2,089,679
(Cost $29,814,656)
30,497,738
Building Materials — 2.3%
AmeriTex HoldCo Intermediate
LLC,144A,7.625%, 8/15/33
758,000 796,350
Boise Cascade Co.,144A,4.875%,
7/1/30 (a)
394,000 389,541
Builders FirstSource, Inc.
144A,5.00%, 3/1/30
541,000 538,726
144A,4.25%, 2/1/32
1,310,000 1,245,098
144A,6.375%, 6/15/32
699,000 728,002
144A,6.375%, 3/1/34
994,000 1,033,876
144A,6.75%, 5/15/35
738,000 778,363
CP Atlas Buyer, Inc.,144A,9.75%,
7/15/30
520,000 526,051
Emerald Debt Merger Sub
LLC,144A,6.625%, 12/15/30
2,782,000 2,883,134
EMRLD Borrower LP / Emerald
Co.-Issuer, Inc.,144A,6.75%,
7/15/31
492,000 514,973
Griffon Corp.,5.75%, 3/1/28
959,000 960,170
James Hardie International
Finance DAC,144A,5.00%,
1/15/28
394,000 393,799
Knife River Corp.,144A,7.75%,
5/1/31
418,000 439,624
Masterbrand, Inc.,144A,7.00%,
7/15/32
689,000 710,810
Miter Brands Acquisition
Holdco, Inc. / MIWD Borrower
LLC,144A,6.75%, 4/1/32
699,000 714,066
MIWD Holdco II LLC / MIWD
Finance Corp.,144A,5.50%,
2/1/30
492,000 464,608
New Enterprise Stone & Lime
Co., Inc.,144A,5.25%, 7/15/28
616,000 616,515
Quikrete Holdings, Inc.
144A,6.375%, 3/1/32
4,058,000 4,213,807
144A,6.75%, 3/1/33
1,477,000 1,537,907
Smyrna Ready Mix Concrete LLC
144A,6.00%, 11/1/28
1,133,000 1,135,557
144A,8.875%, 11/15/31
1,103,000 1,170,673
Standard Building Solutions, Inc.
144A,6.50%, 8/15/32
1,034,000 1,066,721
144A,6.25%, 8/1/33
1,100,000 1,128,210
Standard Industries, Inc.
144A,4.75%, 1/15/28
1,014,000 1,011,205
144A,4.375%, 7/15/30
1,593,000 1,544,625
Principal
Amount $ Value $
144A,3.375%, 1/15/31
1,083,000 993,623
(Cost $26,874,492)
27,536,034
Electrical Components &
Equipment — 0.6%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28
605,000 597,473
144A,4.375%, 3/31/29
799,000 760,133
144A,6.00%, 9/15/33
380,000 358,713
EnerSys
144A,4.375%, 12/15/27
299,000 296,951
144A,6.625%, 1/15/32
295,000 306,571
WESCO Distribution, Inc.
144A,7.25%, 6/15/28
1,404,000 1,425,071
144A,6.375%, 3/15/29
886,000 915,395
144A,6.625%, 3/15/32
837,000 877,921
144A,6.375%, 3/15/33
807,000 844,014
(Cost $6,280,485)
6,382,242
Electronics — 0.6%
Atkore, Inc.,144A,4.25%, 6/1/31
364,000 350,716
Coherent Corp.,144A,5.00%,
12/15/29
1,074,000 1,064,368
Imola Merger Corp.,144A,4.75%,
5/15/29
1,969,000 1,944,873
Sensata Technologies BV
144A,4.00%, 4/15/29
615,000 600,489
144A,5.875%, 9/1/30
532,000 539,312
Sensata Technologies, Inc.
144A,4.375%, 2/15/30
443,000 431,563
144A,3.75%, 2/15/31
738,000 690,143
144A,6.625%, 7/15/32
492,000 514,326
TTM Technologies,
Inc.,144A,4.00%, 3/1/29
492,000 476,531
(Cost $6,385,650)
6,612,321
Engineering & Construction
— 0.8%
AECOM,144A,6.00%, 8/1/33
1,231,000 1,265,394
Arcosa, Inc.
144A,4.375%, 4/15/29
394,000 386,135
144A,6.875%, 8/15/32
581,000 610,496
ATP Tower Holdings / Andean
Telecom Partners Chile SpA
/ Andean Tower Partners
C,144A,7.875%, 2/3/30
492,000 505,820
Brundage-Bone Concrete
Pumping Holdings,
Inc.,144A,7.50%, 2/1/32
418,000 423,498
Dycom Industries,
Inc.,144A,4.50%, 4/15/29
496,000 489,374
Fluor Corp.,4.25%, 9/15/28
499,000 497,677
Global Infrastructure Solutions,
Inc.
144A,5.625%, 6/1/29
394,000 395,324
144A,7.50%, 4/15/32
295,000 310,095

DBX ETF Trust | 21
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Great Lakes Dredge & Dock
Corp.,144A,5.25%, 6/1/29
325,000 316,512
HTA Group Ltd./
Mauritius,144A,7.50%, 6/4/29
837,000 866,652
Railworks Holdings LP
/ Railworks Rally,
Inc.,144A,8.25%, 11/15/28
320,000 320,973
TopBuild Corp.
144A,3.625%, 3/15/29
394,000 380,133
144A,4.125%, 2/15/32
492,000 469,108
144A,5.625%, 1/31/34
800,000 810,921
Tutor Perini Corp.,144A,11.875%,
4/30/29
484,000 538,159
Weekley Homes LLC / Weekley
Finance Corp.,144A,4.875%,
9/15/28
394,000 387,693
(Cost $8,734,957)
8,973,964
Environmental Control — 0.7%
Clean Harbors, Inc.
144A,5.125%, 7/15/29
335,000 335,417
144A,6.375%, 2/1/31
542,000 557,072
144A,5.75%, 10/15/33
700,000 715,446
Enviri Corp.,144A,5.75%, 7/31/27
468,000 468,571
GFL Environmental, Inc.
144A,4.00%, 8/1/28
748,000 733,356
144A,4.75%, 6/15/29
738,000 737,165
144A,4.375%, 8/15/29
591,000 582,499
144A,6.75%, 1/15/31
1,004,000 1,054,022
Luna 1.5 Sarl,144A,12.00% PIK ,
7/1/32
470,000 492,170
Madison IAQ LLC,144A,4.125%,
6/30/28
689,000 675,915
Reworld Holding
Corp.,144A,4.875%, 12/1/29
773,000 732,500
Waste Pro USA, Inc.,144A,7.00%,
2/1/33
857,000 891,370
Wrangler Holdco
Corp.,144A,6.625%, 4/1/32
462,000 484,888
(Cost $8,248,630)
8,460,391
Machinery-Construction &
Mining — 0.2%
BWX Technologies, Inc.
144A,4.125%, 6/30/28
394,000 386,540
144A,4.125%, 4/15/29
464,000 455,349
Manitowoc Co., (The),
Inc.,144A,9.25%, 10/1/31
295,000 313,441
Terex Corp.
144A,5.00%, 5/15/29
641,000 636,822
144A,6.25%, 10/15/32
718,000 733,052
(Cost $2,451,481)
2,525,204
Machinery-Diversified — 0.5%
ATS Corp.,144A,4.125%, 12/15/28
375,000 363,924
Chart Industries, Inc.
144A,7.50%, 1/1/30
1,634,000 1,702,528
Principal
Amount $ Value $
144A,9.50%, 1/1/31
422,000 450,536
Esab Corp.,144A,6.25%, 4/15/29
689,000 709,804
Husky Injection Molding
Systems Ltd. / Titan Co.-
Borrower LLC,144A,9.00%,
2/15/29
1,034,000 1,088,285
Mueller Water Products,
Inc.,144A,4.00%, 6/15/29
478,000 464,260
TK Elevator US Newco,
Inc.,144A,5.25%, 7/15/27
1,545,000 1,547,588
(Cost $6,209,702)
6,326,925
Metal Fabricate/Hardware
— 0.2%
Advanced Drainage Systems,
Inc.
144A,5.00%, 9/30/27
445,000 444,424
144A,6.375%, 6/15/30
306,000 311,971
Park-Ohio Industries,
Inc.,144A,8.50%, 8/1/30
345,000 350,468
Roller Bearing Co. of America,
Inc.,144A,4.375%, 10/15/29
492,000 484,561
TMS International
Corp.,144A,6.25%, 4/15/29
345,000 332,063
Vallourec SACA,144A,7.50%,
4/15/32
827,000 880,478
(Cost $2,707,923)
2,803,965
Miscellaneous Manufacturing
— 1.0%
Amsted Industries, Inc.
144A,4.625%, 5/15/30
394,000 388,616
144A,6.375%, 3/15/33
522,000 540,045
Avient Corp.
144A,7.125%, 8/1/30
714,000 737,181
144A,6.25%, 11/1/31
730,000 744,503
Axon Enterprise, Inc.
144A,6.125%, 3/15/30
1,084,000 1,117,355
144A,6.25%, 3/15/33
738,000 766,215
Calderys Financing
LLC,144A,11.25%, 6/1/28
541,000 575,078
Enpro, Inc.,144A,6.125%, 6/1/33
443,000 457,620
Entegris, Inc.
144A,4.375%, 4/15/28
414,000 409,979
144A,4.75%, 4/15/29
1,575,000 1,571,921
144A,3.625%, 5/1/29
394,000 375,911
144A,5.95%, 6/15/30
931,000 953,079
Hillenbrand, Inc.
6.25%, 2/15/29
493,000 504,816
3.75%, 3/1/31
365,000 365,157
LSB Industries, Inc.,144A,6.25%,
10/15/28
439,000 436,801
Maxam Prill Sarl,144A,7.75%,
7/15/30
492,000 501,101

22 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
Trinity Industries,
Inc.,144A,7.75%, 7/15/28
611,000 636,243
(Cost $10,800,059)
11,081,621
Packaging & Containers — 2.1%
Ardagh Group SA,144A,9.50%,
12/1/30
1,600,000 1,724,589
Ardagh Metal Packaging Finance
USA LLC / Ardagh Metal
Packaging Finance PLC
144A,6.00%, 6/15/27
591,000 591,000
144A,3.25%, 9/1/28 (a)
591,000 568,981
Ball Corp.
6.00%, 6/15/29
984,000 1,012,739
2.875%, 8/15/30
1,310,000 1,207,905
3.125%, 9/15/31 (a)
837,000 768,360
5.50%, 9/15/33
740,000 753,934
Cascades, Inc./Cascades USA,
Inc.
144A,5.375%, 1/15/28
598,000 598,398
144A,6.75%, 7/15/30
394,000 410,252
Clearwater Paper
Corp.,144A,4.75%, 8/15/28
271,000 252,285
Clydesdale Acquisition Holdings,
Inc.
144A,6.625%, 4/15/29
492,000 497,838
144A,6.875%, 1/15/30
492,000 499,533
144A,8.75%, 4/15/30 (a)
1,143,000 1,144,793
144A,6.75%, 4/15/32
1,443,000 1,456,007
Crown Americas LLC
5.25%, 4/1/30 (a)
492,000 502,325
144A,5.875%, 6/1/33
739,000 756,546
Graphic Packaging International
LLC
144A,4.75%, 7/15/27
295,000 294,321
144A,3.50%, 3/15/28 (a)
483,000 466,574
144A,3.50%, 3/1/29
345,000 329,005
144A,3.75%, 2/1/30 (a)
371,000 351,341
144A,6.375%, 7/15/32 (a)
492,000 500,317
Mauser Packaging Solutions
Holding Co.,144A,7.875%,
4/15/30
2,704,000 2,604,114
OI European Group
BV,144A,4.75%, 2/15/30
424,000 409,714
Owens-Brockway Glass
Container, Inc.
144A,6.625%, 5/13/27
602,000 603,152
144A,7.25%, 5/15/31 (a)
659,000 667,238
144A,7.375%, 6/1/32
325,000 326,966
Sealed Air Corp.
144A,4.00%, 12/1/27
418,000 416,174
144A,6.125%, 2/1/28
813,000 826,726
144A,5.00%, 4/15/29
418,000 420,917
144A,7.25%, 2/15/31
419,000 436,339
144A,6.50%, 7/15/32
394,000 407,823
Principal
Amount $ Value $
144A,6.875%, 7/15/33
443,000 466,390
Silgan Holdings, Inc.,4.125%,
2/1/28
561,000 555,084
Toucan FinCo Ltd./Toucan FinCo
Can, Inc./Toucan FinCo US
LLC,144A,9.50%, 5/15/30
990,000 935,084
TriMas Corp.,144A,4.125%,
4/15/29
419,000 411,142
Trivium Packaging Finance
BV,144A,8.25%, 7/15/30
591,000 622,199
(Cost $24,387,811)
24,796,105
Transportation — 0.6%
Beacon Mobility
Corp.,144A,7.25%, 8/1/30
541,000 566,194
Danaos Corp.
144A,8.50%, 3/1/28
333,000 336,101
144A,6.875%, 10/15/32
500,000 508,887
First Student Bidco, Inc.
/ First Transit Parent,
Inc.,144A,4.00%, 7/31/29
615,000 600,585
Genesee & Wyoming,
Inc.,144A,6.25%, 4/15/32
689,000 708,480
Rand Parent LLC,144A,8.50%,
2/15/30
887,000 915,292
RXO, Inc.,144A,7.50%, 11/15/27
349,000 355,544
Stonepeak Nile Parent
LLC,144A,7.25%, 3/15/32
472,000 498,851
Watco Cos. LLC / Watco Finance
Corp.,144A,7.125%, 8/1/32
974,000 1,017,824
XPO CNW, Inc.,6.70%, 5/1/34
295,000 311,660
XPO, Inc.
144A,7.125%, 6/1/31
443,000 463,425
144A,7.125%, 2/1/32
576,000 608,614
(Cost $6,706,826)
6,891,457
Technology — 3.7%
Computers — 0.9%
Amentum Holdings,
Inc.,144A,7.25%, 8/1/32
984,000 1,032,863
ASGN, Inc.,144A,4.625%,
5/15/28
561,000 549,620
CACI International,
Inc.,144A,6.375%, 6/15/33
1,024,000 1,067,524
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc.,144A,6.00%,
11/1/29
492,000 429,828
Crane NXT Co.,4.20%, 3/15/48
345,000 227,033
Crowdstrike Holdings,
Inc.,3.00%, 2/15/29
738,000 706,900
Fortress Intermediate 3,
Inc.,144A,7.50%, 6/1/31
738,000 770,053
Insight Enterprises,
Inc.,144A,6.625%, 5/15/32
452,000 462,740
KBR, Inc.,144A,4.75%, 9/30/28
246,000 241,384
NCR Voyix Corp.
144A,5.00%, 10/1/28
650,000 645,224

DBX ETF Trust | 23
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,5.125%, 4/15/29
377,000 373,482
Science Applications
International Corp.
144A,4.875%, 4/1/28
394,000 391,339
144A,5.875%, 11/1/33
490,000 488,105
Seagate Data Storage
Technology Pte Ltd.
144A,4.091%, 6/1/29
426,000 415,568
144A,8.25%, 12/15/29
484,000 514,177
144A,5.875%, 7/15/30
400,000 411,878
144A,8.50%, 7/15/31 (a)
463,000 493,217
144A,9.625%, 12/1/32
719,000 817,726
144A,5.75%, 12/1/34
362,000 372,128
Unisys Corp.,144A,10.625%,
1/15/31 (a)
709,000 716,155
(Cost $11,005,055)
11,126,944
Office/Business Equipment
— 0.1%
Pitney Bowes, Inc.
144A,6.875%, 3/15/27
362,000 362,904
144A,7.25%, 3/15/29
321,000 322,340
Xerox Corp.,144A,10.25%,
10/15/30
395,000 404,993
Zebra Technologies
Corp.,144A,6.50%, 6/1/32
492,000 510,098
(Cost $1,548,152)
1,600,335
Semiconductors — 0.4%
Amkor Technology,
Inc.,144A,5.875%, 10/1/33
543,000 552,785
ams-OSRAM AG,144A,12.25%,
3/30/29
738,000 789,486
Kioxia Holdings Corp.
144A,6.25%, 7/24/30 (a)
1,083,000 1,114,419
144A,6.625%, 7/24/33
1,113,000 1,157,580
ON Semiconductor
Corp.,144A,3.875%, 9/1/28
689,000 671,660
Synaptics, Inc.,144A,4.00%,
6/15/29
374,000 359,308
(Cost $4,517,865)
4,645,238
Software — 2.3%
Capstone Borrower,
Inc.,144A,8.00%, 6/15/30
832,000 848,233
Cloud Software Group, Inc.
144A,6.50%, 3/31/29
3,987,000 4,019,023
144A,8.25%, 6/30/32
1,782,000 1,877,155
144A,6.625%, 8/15/33
1,000,000 998,229
Consensus Cloud Solutions,
Inc.,144A,6.50%, 10/15/28
443,000 444,617
CoreLogic, Inc.,144A,4.50%,
5/1/28 (a)
738,000 720,508
CoreWeave, Inc.
144A,9.25%, 6/1/30
1,987,000 1,833,217
144A,9.00%, 2/1/31
1,783,000 1,613,426
Principal
Amount $ Value $
Dye & Durham
Ltd.,144A,8.625%, 4/15/29
556,000 509,935
Elastic NV,144A,4.125%, 7/15/29
566,000 545,855
Ellucian Holdings,
Inc.,144A,6.50%, 12/1/29
689,000 698,408
Fair Isaac Corp.
144A,4.00%, 6/15/28
1,006,000 991,630
144A,6.00%, 5/15/33
1,477,000 1,518,134
Open Text Corp.
144A,3.875%, 2/15/28
886,000 864,102
144A,3.875%, 12/1/29
837,000 793,750
Open Text Holdings, Inc.
144A,4.125%, 2/15/30
926,000 882,823
144A,4.125%, 12/1/31
640,000 594,938
PTC, Inc.,144A,4.00%, 2/15/28
492,000 485,648
RingCentral, Inc.,144A,8.50%,
8/15/30 (a)
345,000 367,105
ROBLOX Corp.,144A,3.875%,
5/1/30
987,000 943,699
Rocket Software,
Inc.,144A,9.00%, 11/28/28
787,000 810,836
Twilio, Inc.
3.625%, 3/15/29
512,000 495,494
3.875%, 3/15/31
492,000 471,135
UKG, Inc.,144A,6.875%, 2/1/31
2,481,000 2,561,270
ZoomInfo Technologies
LLC / ZoomInfo Finance
Corp.,144A,3.875%, 2/1/29
640,000 605,901
(Cost $26,312,184)
26,495,071
Utilities — 4.7%
Electric — 4.5%
AES Corp.
7.60%, 1/15/55
1,017,000 1,037,460
6.95%, 7/15/55
492,000 479,955
Algonquin Power & Utilities
Corp.,4.75%, 1/18/82
738,000 727,158
Alpha Generation LLC
144A,6.75%, 10/15/32
1,114,000 1,146,517
144A,6.25%, 1/15/34
650,000 651,020
Atlantica Sustainable
Infrastructure
Ltd.,144A,4.125%, 6/15/28
194,000 189,579
California Buyer Ltd. / Atlantica
Sustainable Infrastructure
PLC,144A,6.375%, 2/15/32
1,035,000 1,035,144
Calpine Corp.
144A,4.50%, 2/15/28
1,230,000 1,227,523
144A,5.125%, 3/15/28
1,398,000 1,401,921
144A,4.625%, 2/1/29
660,000 655,146
144A,5.00%, 2/1/31
862,000 863,858
144A,3.75%, 3/1/31
926,000 893,502
Clearway Energy Operating LLC
144A,4.75%, 3/15/28
877,000 876,790
144A,3.75%, 2/15/31
961,000 895,423

24 | DBX ETF Trust
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
Principal
Amount $ Value $
144A,3.75%, 1/15/32
325,000 297,542
ContourGlobal Power Holdings
SA,144A,6.75%, 2/28/30
522,000 537,007
DPL LLC,4.35%, 4/15/29
413,000 405,380
Edison International
8.125%, 6/15/53 (a)
492,000 508,053
7.875%, 6/15/54
443,000 460,748
Electricite de France
SA,144A,9.125%, Perpetual
1,506,000 1,742,453
EUSHI Finance Inc,6.25%, 4/1/56
750,000 750,809
EUSHI Finance, Inc.,7.625%,
12/15/54
492,000 518,199
Hawaiian Electric Co.,
Inc.,144A,6.00%, 10/1/33
515,000 521,456
Leeward Renewable Energy
Operations LLC,144A,4.25%,
7/1/29
369,000 351,423
Lightning Power LLC,144A,7.25%,
8/15/32
1,467,000 1,556,745
NRG Energy, Inc.
5.75%, 1/15/28
758,000 760,102
144A,3.375%, 2/15/29
502,000 480,945
144A,5.25%, 6/15/29
732,000 735,086
144A,5.75%, 7/15/29
786,000 789,920
144A,3.625%, 2/15/31
1,054,000 986,385
144A,3.875%, 2/15/32
472,000 441,128
144A,6.00%, 2/1/33
961,000 981,370
144A,5.75%, 1/15/34
1,300,000 1,310,422
144A,6.25%, 11/1/34
985,000 1,015,071
144A,6.00%, 1/15/36
2,350,000 2,386,641
Pacificorp,7.375%, 9/15/55
850,000 864,315
Pattern Energy Operations LP
/ Pattern Energy Operations,
Inc.,144A,4.50%, 8/15/28
599,000 583,734
PG&E Corp.
5.00%, 7/1/28
1,159,000 1,150,548
5.25%, 7/1/30
984,000 974,637
7.375%, 3/15/55
1,477,000 1,527,002
Pike Corp.
144A,5.50%, 9/1/28
714,000 712,215
144A,8.625%, 1/31/31
394,000 416,539
Talen Energy Supply LLC
144A,8.625%, 6/1/30
1,181,000 1,252,024
144A,6.25%, 2/1/34
1,450,000 1,477,440
144A,6.50%, 2/1/36
1,300,000 1,344,051
TransAlta Corp.
7.75%, 11/15/29
424,000 443,075
6.50%, 3/15/40
295,000 296,688
Vistra Operations Co. LLC
144A,5.625%, 2/15/27
1,280,000 1,281,548
144A,5.00%, 7/31/27
1,330,000 1,334,259
144A,4.375%, 5/1/29 (a)
1,280,000 1,263,721
144A,7.75%, 10/15/31
1,517,000 1,611,344
Principal
Amount $ Value $
144A,6.875%, 4/15/32
929,000 977,075
VoltaGrid LLC,144A,7.375%,
11/1/30
2,000,000 1,994,573
XPLR Infrastructure Operating
Partners LP
144A,4.50%, 9/15/27
551,000 541,348
144A,7.25%, 1/15/29 (a)
738,000 756,325
144A,8.375%, 1/15/31 (a)
812,000 850,905
144A,8.625%, 3/15/33 (a)
961,000 1,004,802
144A,7.75%, 4/15/34
750,000 762,534
(Cost $52,025,821)
53,038,583
Gas — 0.2%
Altagas Ltd.,144A,7.20%,
10/15/54
928,000 960,108
AmeriGas Partners LP /
AmeriGas Finance Corp.
5.75%, 5/20/27
524,000 526,048
144A,9.375%, 6/1/28
485,000 503,516
144A,9.50%, 6/1/30
541,000 573,354
(Cost $2,508,171)
2,563,026
TOTAL CORPORATE BONDS
(Cost $1,131,423,260)
1,155,770,567
Number
of Shares
SECURITIES LENDING
COLLATERAL — 3.7%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 3.91%
(b)(c)
(Cost $43,312,223)
43,312,223 43,312,223
CASH EQUIVALENTS — 0.5%
DWS Government Money Market
Series "Institutional Shares",
3.94% (b)
(Cost $5,979,850)
5,979,850 5,979,850
TOTAL INVESTMENTS
— 102.5%
(Cost $1,180,715,333)
1,205,062,640
Other assets and liabilities,
net — (2.5%)
(28,950,802)
NET ASSETS — 100.0%
1,176,111,838

DBX ETF Trust | 25
Schedule of Investments
Xtrackers USD High Yield BB-B ex Financials ETF
(Continued)
November 30, 2025 (Unaudited)
HiddenRow
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
BHYB-PH1
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
SECURITIES LENDING COLLATERAL — 3.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 3.91% (b)(c)
29,466,868 13,845,355 (d) — — — 71,625 — 43,312,223 43,312,223
CASH EQUIVALENTS — 0.5%
DWS Government Money Market Series "Institutional Shares", 3.94% (b)
21,105,991 45,685,398 (60,811,539) — — 116,398 — 5,979,850 5,979,850
50,572,859 59,530,753 (60,811,539) — — 188,023 — 49,292,073 49,292,073
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $41,781,551, which is 3.6% of net assets.
(b)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Assets Level 1 Level 2 Level 3 Total
Corporate Bonds (a)
$ — $ 1,155,770,567 $ — $ 1,155,770,567
Short-Term Investments (a)
49,292,073 — — 49,292,073
TOTAL
$ 49,292,073 $ 1,155,770,567 $ — $ 1,205,062,640
(a)
See Schedule of Investments for additional detailed categorizations.